JPMorgan Ultra-Short Municipal Income ETF
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 96.1% (a)
Alabama — 1.1%
Alabama Federal Aid Highway Finance Authority
Series 2016A, Rev., 5.00%, 9/1/2026 (b)	4,080,000	4,102,496
Series A, Rev., 5.00%, 9/1/2026 (b)	215,000	216,186
Series B, Rev., 5.00%, 9/1/2026 (b)	125,000	125,689
Series A, Rev., 4.00%, 9/1/2027 (b)	95,000	96,563
Series 2025B, Rev., 5.00%, 9/1/2027	1,120,000	1,154,214
Series A, Rev., 5.00%, 9/1/2027 (b)	3,725,000	3,831,765
Alabama Highway Authority
Series 2025, Rev., A.G., 5.00%, 9/1/2026	1,050,000	1,056,005
Series 2025, Rev., A.G., 5.00%, 9/1/2027	700,000	720,771
Series 2025, Rev., A.G., 5.00%, 9/1/2028	1,500,000	1,579,150
Series 2025, Rev., A.G., 5.00%, 9/1/2029	2,400,000	2,578,484
Alabama Public School and College Authority Series 2020A, Rev., 5.00%, 11/1/2026	2,020,000	2,040,226
Alabama Public School and College Authority, Capital improvement Series 2014B, Rev., 5.00%, 1/1/2027	45,000	45,084
Birmingham Airport Authority Series 2020, Rev., 5.00%, 7/1/2026	20,000	20,036
Black Belt Energy Gas District, Gas Project Series 2025E, Rev., 5.00%, 5/1/2030	2,100,000	2,202,484
Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, Rev., 4.00%, 12/1/2026 (c)	60,000	60,160
Black Belt Energy Gas District, Gas Supply Series 2022, Subseries D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 3.83%, 6/5/2026 (d)	25,575,000	25,683,740
City of Homewood Series 2016, GO, 5.00%, 9/1/2026 (b)	2,160,000	2,172,675
County of Jefferson Sewer Series 2024, Rev., 5.00%, 10/1/2026	1,020,000	1,027,124
Tuscaloosa City Board of Education Series 2016, Rev., 5.00%, 8/1/2026 (b)	605,000	607,204
West Jefferson Industrial Development Board, Alabama Power Co. Miller Plant Project Series 2008, Rev., VRDO, 2.85%, 6/1/2026 (c)	18,065,000	18,065,000
Total Alabama		67,385,056
Alaska — 1.5%
Alaska Housing Finance Corp., Home Mortgage Series 2007A, Rev., VRDO, LIQ : FHLB, 1.52%, 6/10/2026 (c)	55,000,000	55,000,000
Alaska Housing Finance Corp., State Capital Project
Series 2021A, Rev., 4.00%, 6/1/2026	30,000	30,000
Series II 2021A, Rev., 5.00%, 12/1/2026	935,000	945,097
Series 2025A, Rev., 5.00%, 6/1/2027	1,190,000	1,216,312
Alaska Municipal Bond Bank Authority Series 3, Rev., 5.00%, 12/1/2026	55,000	55,630
Borough of Matanuska-Susitna, Alaska School General Obligation Series 2025B, GO, 5.00%, 11/1/2026	1,375,000	1,388,113
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Series 2025A, Rev., 5.00%, 9/1/2028	1,380,000	1,448,149
Series 2025A, Rev., 5.00%, 9/1/2029	3,175,000	3,395,652
Borough of North Slope
Series 2025, GO, 5.00%, 6/30/2026	2,000,000	2,003,584
Series 2022A, GO, 5.00%, 6/30/2027	45,000	46,143
Series 2022A, GO, 5.00%, 6/30/2028	75,000	78,664
Borough of North Slope, General Purpose Series 2021C, GO, 4.00%, 6/30/2026	120,000	120,120
City of Valdez, Phillips Trans Alaska Project Series 1994A, Rev., VRDO, 1.59%, 6/10/2026 (c)	30,000,000	30,000,000
State of Alaska International Airports System Series 2021C, Rev., AMT, 5.00%, 10/1/2026	3,000,000	3,020,439
Total Alaska		98,747,903
Arizona — 1.0%
Arizona Board of Regents Series 2016, Rev., 5.00%, 6/1/2026	100,000	100,000
Arizona Board of Regents, State University Series 2024B, Rev., 5.00%, 7/1/2026	65,000	65,127

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2022A, Rev., 4.00%, 11/1/2027	4,000,000	4,001,684
Series 2024A, Rev., 5.00%, 11/1/2029	2,100,000	2,219,107
Arizona Industrial Development Authority, Multi-Family The Ranches At Gunsmoke Project Series 2024, Rev., 5.00%, 11/1/2026 (c)	575,000	579,759
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2021A, Rev., 5.00%, 2/1/2027	85,000	86,173
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project Series 2022, Rev., 5.00%, 7/1/2026	30,000	30,055
Arizona Water Infrastructure Finance Authority Series 2024, Rev., 5.00%, 10/1/2027	5,520,000	5,698,442
City of Chandler Series 2016, GO, 5.00%, 7/1/2027	2,000,000	2,054,183
City of Glendale Water and Sewer, Senior Lien Series 2025, Rev., 5.00%, 7/1/2027	20,000	20,509
City of Mesa Utility System
Series 2017, Rev., 4.00%, 7/1/2027	1,500,000	1,521,801
Series 2026, Rev., 5.00%, 7/1/2028 (e)	2,000,000	2,098,130
Series 2026, Rev., 5.00%, 7/1/2030 (e)	4,000,000	4,357,588
Series 2026, Rev., 5.00%, 7/1/2031 (e)	5,635,000	6,225,596
City of Phoenix
Series 2016, GO, 4.00%, 7/1/2026	275,000	275,307
Series 2022, GO, 5.00%, 7/1/2027	45,000	46,195
City of Phoenix Civic Improvement Corp.
Series 2020A, Rev., 5.00%, 7/1/2026	25,000	25,051
Series 2025, Rev., 5.00%, 7/1/2026	4,000,000	4,008,164
Series B, Rev., 5.00%, 7/1/2026	230,000	230,469
Series 2025, Rev., 5.00%, 7/1/2027	2,375,000	2,438,055
City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series 2005B, Rev., NATL - RE, 5.50%, 7/1/2026	25,000	25,057
City of Tempe Series B, GO, 4.00%, 7/1/2026	35,000	35,035
City of Yuma Series 2025A, Rev., 5.00%, 7/1/2027	20,000	20,498
City of Yuma Municipal Property Corp., Senior Lien Series 2015, Rev., 5.00%, 7/1/2026	2,015,000	2,018,646
County of Pima Series 2024, Rev., 5.00%, 7/1/2027	110,000	112,873
County of Pima Sewer System
Series 2016, Rev., 5.00%, 7/1/2026 (b)	150,000	150,273
Series 2022, Rev., 5.00%, 7/1/2026	125,000	125,238
Maricopa County Industrial Development Authority, Banner Health
Series 2023A-2, Rev., 5.00%, 5/15/2028 (c)	375,000	388,178
Series 2023A3, Rev., 5.00%, 11/1/2030 (c)	3,275,000	3,518,943
Maricopa County School District No. 3 Tempe Elementary, 2016 School Improvement Project Series 2017A, GO, 5.00%, 7/1/2026	225,000	225,434
Maricopa County Unified School District No. 4 Mesa, School Improvement Project of 2018 Series 2020C, GO, 5.00%, 7/1/2026	100,000	100,190
Maricopa County Unified School District No. 69 Paradise Valley Series 2022C, GO, 5.00%, 7/1/2027	20,000	20,529
Maricopa County Unified School District No. 80 Chandler, Project of 2025 Series 2026A, GO, 5.00%, 7/1/2027	1,425,000	1,461,752
Maricopa County Union High School District No. 210-Phoenix Series 2018, GO, 5.00%, 7/1/2026	165,000	165,310
Maricopa County Union High School District No. 210-Phoenix, Project of 2023 Series 2025B, GO, 5.00%, 7/1/2027	2,375,000	2,436,254
Pima County Regional Transportation Authority Excise Tax Series 2017, Rev., 5.00%, 6/1/2026	175,000	175,000
Pima County Unified School District No. 1 Tucson, Project of 2023
Series 2026B, GO, 5.00%, 7/1/2028	2,250,000	2,356,618
Series 2026B, GO, 5.00%, 7/1/2030	1,000,000	1,087,952
Series 2026B, GO, 5.00%, 7/1/2031	1,000,000	1,104,468

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 1.60%, 6/10/2026 (c) (f)	11,000,000	11,000,000
Salt River Project Agricultural Improvement & Power District Series 2021A, Rev., 5.00%, 1/1/2027	40,000	40,564
Scottsdale Municipal Property Corp. Series 2017, Rev., 5.00%, 7/1/2027 (b)	25,000	25,648
State of Arizona Series 2019A, COP, 5.00%, 10/1/2026 (b)	590,000	594,651
State of Arizona Lottery
Series 2019, Rev., 5.00%, 7/1/2026 (b)	195,000	195,355
Series 2019, Rev., 5.00%, 7/1/2027 (b)	20,000	20,497
Series 2019, Rev., 5.00%, 7/1/2029 (b)	200,000	213,785
Western Maricopa Education Center District No. 402, Arizona School Improvement Project of 2016 Series 2017A, GO, 5.00%, 7/1/2026	35,000	35,064
Total Arizona		63,735,207
Arkansas — 0.1%
Arkansas Development Finance Authority, Single Family Mortgage-Backed Securities Loan Program Series 2026B, Rev., GNMA / FNMA / FHLMC, 2.88%, 5/15/2027 (c)	3,100,000	3,097,490
University of Central Arkansas, Student Fee Series 2020A, Rev., 5.00%, 11/1/2026	75,000	75,616
Total Arkansas		3,173,106
California — 1.1%
California Community Choice Financing Authority, Clean Energy Project Series 2026C, Rev., 5.00%, 2/1/2030	1,470,000	1,539,393
California Community College Financing Authority, West Valley Mission Community College District Series 2016C, Rev., 5.00%, 6/1/2026 (b)	25,000	25,000
California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. Series 2020A, Rev., 5.00%, 6/1/2026	1,090,000	1,090,000
California Infrastructure and Economic Development Bank, Colburn School (The) Series 2022, Rev., (SIFMA Municipal Swap Index Yield + 0.90%), 2.47%, 6/11/2026 (d)	28,500,000	28,491,687
California Infrastructure and Economic Development Bank, First Lien Series 2003A, Rev., FGIC, 5.00%, 7/1/2026 (b)	25,000	25,052
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Series 2016A, Rev., 5.00%, 10/1/2026 (b)	45,000	45,377
California Municipal Finance Authority, Republic Services, Inc., Project Series 2026A, Rev., AMT, 2.80%, 6/15/2026 (c)	3,750,000	3,749,315
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project
Series 2017A-1, Rev., AMT, 2.95%, 7/15/2026 (c) (f)	4,250,000	4,248,415
Series 2017A-2, Rev., AMT, 2.95%, 7/15/2026 (c) (f)	5,500,000	5,497,949
Series 2023, Rev., AMT, 2.88%, 8/17/2026 (c) (f)	5,000,000	4,995,823
California Statewide Communities Development Authority, Adventist Health System/West Obligated Group Series 2007A, Rev., 5.00%, 3/1/2027 (c)	775,000	778,407
Campbell Union High School District, Election of 2016 Series 2016B, GO, 4.00%, 8/1/2026 (b)	30,000	30,077
City of San Jose, Multi-Family Housing Parkmoor Series 2023F2, Rev., VRDO, 5.00%, 6/1/2026 (c)	270,000	270,000
Colton Joint Unified School District, Election of 2008 Series 2010B, GO, A.G., 5.80%, 8/21/2026 (b)	65,000	65,479
Glendale Community College District, Election of 2016 Series 2016A, GO, 5.25%, 8/1/2027 (b)	25,000	25,851
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds Series 2017A-1, Rev., 5.00%, 6/1/2027 (b)	25,000	25,631
Los Angeles Department of Water and Power System
Series 2020A, Rev., 5.00%, 7/1/2026	800,000	801,483
Series 2022E, Rev., 5.00%, 7/1/2026	1,900,000	1,903,522
Series 2017B, Rev., 5.00%, 7/1/2030	800,000	809,998
Series 2024C, Rev., 5.00%, 7/1/2030	625,000	675,420
Los Angeles Unified School District, Certificates of Participation
Series 2023A, COP, 5.00%, 10/1/2028 (b)	10,000	10,608

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series 2023A, COP, 5.00%, 10/1/2028	10,000	10,562
Metropolitan Water District of Southern California, Waterworks Series 2024B-2, Rev., 5.00%, 7/1/2029 (c)	1,505,000	1,578,868
San Diego County Regional Airport Authority, Senior Private Activity
Series 2025B, Rev., AMT, 5.00%, 7/1/2028	1,650,000	1,724,016
Series 2025B, Rev., AMT, 5.00%, 7/1/2029	3,150,000	3,348,941
Series 2025B, Rev., AMT, 5.00%, 7/1/2030	2,200,000	2,372,991
San Mateo Joint Powers Financing Authority Series 2016A, Rev., 5.00%, 7/15/2026 (b)	35,000	35,108
Southern California Public Power Authority
Series 2015C, Rev., 5.00%, 7/1/2026	2,410,000	2,416,276
Series 2023-1, Rev., 5.00%, 7/1/2026	1,310,000	1,312,262
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Series 2021A, Class 1, Rev., 5.00%, 6/1/2030	400,000	431,034
Twin Rivers Unified School District Series A, GO, A.G., Zero Coupon, 8/1/2026	400,000	262,751
Total California		68,597,296
Colorado — 3.4%
Adams and Arapahoe Counties Joint School District 28J Aurora Series 2025, GO, 5.50%, 12/1/2026	4,000,000	4,058,783
Adams and Weld Counties School District No. 27J Brighton
Series 2026A, GO, 5.50%, 12/1/2027	2,370,000	2,468,853
Series 2026B, GO, 5.50%, 12/1/2027	6,365,000	6,627,619
Series 2026B, GO, 5.50%, 12/1/2028	4,000,000	4,288,352
Adams County Housing Authority, Overlook at Thorton Series 2023, Rev., 2.75%, 11/1/2026 (c)	2,300,000	2,299,874
Arkansas River Power Authority Series 2006, Rev., XLCA, 5.88%, 10/1/2026 (b)	1,520,000	1,535,641
Boulder Larimer and Weld Counties St Vrain Valley School District Re1J Series 2016C, GO, 4.25%, 12/15/2026 (b)	100,000	100,871
City and County of Denver
Series 2024A, GO, 5.00%, 8/1/2026	1,055,000	1,059,161
Series 2024B, GO, 5.00%, 8/1/2026	955,000	958,766
Series 2020B, GO, 5.00%, 8/1/2027	20,000	20,572
City and County of Denver Pledged Excise Tax Series 2016A, Rev., 5.00%, 8/1/2026	340,000	341,358
City and County of Denver, Airport System
Series 2019C, Rev., 5.00%, 11/15/2026	30,000	30,314
Series 2023B, Rev., AMT, 5.00%, 11/15/2026	4,700,000	4,748,624
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	2,000,000	2,061,066
City and County of Denver, Colorado Convention Center
Series 2026A, GO, 5.00%, 8/1/2026	25,000	25,099
Series 2026, COP, 5.00%, 12/1/2028	2,195,000	2,321,326
Series 2026, COP, 5.00%, 12/1/2029	2,355,000	2,537,446
Series 2026, COP, 5.00%, 12/1/2030	2,520,000	2,759,617
Series 2026, COP, 5.00%, 12/1/2031	2,695,000	2,992,335
City of Aurora
Series 2016, Rev., 5.00%, 8/1/2026 (b)	290,000	291,106
Series 2019, COP, 5.00%, 12/1/2027	60,000	62,118
City of Aurora Water, First Lien Series 2016, Rev., 5.00%, 8/1/2026 (b)	60,000	60,228
City of Colorado Springs Utilities System
Series 2018A-1, Rev., 5.00%, 11/15/2026	35,000	35,392
Series 2020C, Rev., 5.00%, 11/15/2027	20,000	20,714
Series A-1, Rev., 5.00%, 11/15/2030	1,405,000	1,450,489
City of Colorado Springs, Utilities System Improvement Series 2009C, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.55%, 6/10/2026 (c)	32,400,000	32,400,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
City of Commerce City Sales and Use Tax Series 2016, Rev., A.G., 5.00%, 8/1/2026 (b)	2,000,000	2,007,288
Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2026	150,000	150,900
Colorado Health Facilities Authority, Adventhealth Obligated Group
Series 2019B, Rev., 5.00%, 11/19/2026 (b) (c)	2,000,000	2,021,890
Series 2019B, Rev., 5.00%, 11/19/2026 (c)	1,625,000	1,641,299
Colorado Health Facilities Authority, Adventist Health System
Series 2016C, Rev., 5.00%, 11/15/2026 (c)	3,470,000	3,503,939
Series A-1, Rev., 5.00%, 11/15/2028 (c)	1,350,000	1,414,202
Series 2023B, Rev., 5.00%, 11/15/2030 (c)	100,000	108,387
Series 2025A, Rev., 5.00%, 11/15/2030 (c)	7,175,000	7,735,706
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series C, Rev., 5.00%, 6/1/2026	85,000	85,000
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2026	340,000	341,078
Series 2019B-2, Rev., 5.00%, 8/1/2026 (c)	2,195,000	2,196,788
Series 2019A-2, Rev., 5.00%, 8/1/2027	5,000,000	5,117,544
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group Series 2022A, Rev., 5.00%, 11/1/2028	700,000	732,119
Colorado Health Facilities Authority, Intermountain Healthcare
Series 2024D, Rev., VRDO, 2.80%, 6/1/2026 (c)	28,100,000	28,100,000
Series 2024E, Rev., VRDO, LIQ : TD Bank NA, 2.80%, 6/1/2026 (c)	25,000,000	25,000,000
Series 2022B, Rev., 5.00%, 8/17/2026 (c)	2,950,000	2,963,473
Series 2022C, Rev., 5.00%, 8/15/2028 (c)	5,015,000	5,250,237
Colorado Health Facilities Authority, Parkview Medical center, Inc., Project Series 2016, Rev., 4.00%, 9/1/2026 (b)	465,000	466,534
Colorado Health Facilities Authority, Sanford Health Series 2019A, Rev., 5.00%, 11/1/2029	190,000	202,470
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Series 2017, Rev., 5.00%, 6/1/2027 (b)	1,130,000	1,155,380
Colorado Higher Education, Capital Construction Lease Purchase Financing Program Series 2014A, COP, 5.00%, 11/1/2026	645,000	650,882
Colorado Springs School District No. 11 Facilities Corp.
Series 2024, COP, 5.00%, 12/15/2028	375,000	395,190
Series 2024, COP, 5.00%, 12/15/2029	350,000	375,545
County of Adams Series 2015, COP, 4.00%, 12/1/2027	20,000	20,018
Denver City and County School District No. 1
Series 2025B, GO, 5.00%, 12/1/2026	25,000	25,287
Series 2025D, GO, 5.00%, 12/1/2026	3,525,000	3,565,459
Series 2025D, GO, 5.00%, 12/1/2027	3,900,000	4,036,510
Series 2025D, GO, 5.00%, 12/1/2028	4,750,000	5,038,772
E-470 Public Highway Authority Series 2020A, Rev., 5.00%, 9/1/2026	75,000	75,436
Mesa County Valley School District No. 51 Grand Junction Series 2018, GO, 5.00%, 12/1/2027	110,000	113,883
Platte River Power Authority Series JJ, Rev., 4.00%, 6/1/2026	65,000	65,000
Regional Transportation District Series 2025, COP, 5.00%, 6/1/2030	1,990,000	2,165,312
Regional Transportation District, Denver Transit Partners Series 2020A, Rev., 5.00%, 7/15/2026	950,000	951,693
State of Colorado
Series 2018A, COP, 5.00%, 12/15/2026	210,000	212,649
Series 2018L, COP, 5.00%, 3/15/2027	145,000	147,618
Series 2021A, COP, 5.00%, 12/15/2028	25,000	26,472
Series 2020A, COP, 5.00%, 9/1/2029	75,000	80,551
Series 2018M, COP, 5.00%, 3/15/2031	3,015,000	3,129,386

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
University of Colorado, Enterprise System
Series 2016B-1, Rev., 4.00%, 6/1/2026 (b)	290,000	290,000
Series 2007A, Rev., NATL - RE, 5.00%, 6/1/2026 (b)	20,000	20,000
Series 2007A, Rev., NATL - RE, 5.00%, 6/1/2026	90,000	90,000
Series 2016B-1, Rev., 5.00%, 6/1/2026	20,000	20,000
Series 2024A, Rev., 5.00%, 6/1/2026	105,000	105,000
Series 2021C-3B, Rev., 2.00%, 10/15/2026 (c)	6,250,000	6,221,984
Series 2017A-2, Rev., 5.00%, 6/1/2028	55,000	57,594
University of Colorado, Hospital Authority Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 2.80%, 6/1/2026 (c)	25,000,000	25,000,000
Total Colorado		218,630,199
Connecticut — 4.5%
City of Bristol, GO, BAN, 4.00%, 11/5/2026	37,600,000	37,827,540
City of Milford Series 2025, GO, BAN, 4.00%, 10/27/2026	11,160,000	11,226,824
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series 2025C, Subseries C-3, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.55%, 6/10/2026 (c)	24,680,000	24,680,000
Connecticut State Health and Educational Facilities Authority, University System Issue Series L, Rev., 3.00%, 11/1/2026	120,000	119,986
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Issue Series 2024C-1, Rev., VRDO, 1.55%, 6/10/2026 (c)	22,100,000	22,100,000
Connecticut State Health and Educational Facilities Authority, Yale University Series 2017C-1, Rev., 5.00%, 2/1/2028 (c)	85,000	88,190
State of Connecticut
Series 2022C, GO, 5.00%, 6/15/2026	25,000	25,023
Series 2025D, GO, 5.00%, 8/15/2026	14,825,000	14,897,500
Series 2022G, GO, 5.00%, 11/15/2026	25,000	25,277
Series 2025B, GO, 5.00%, 12/1/2026	14,625,000	14,803,381
Series 2020A, GO, 5.00%, 1/15/2027	40,000	40,609
Series 2024A, GO, 5.00%, 1/15/2027	25,000	25,381
Series 2025D, GO, 5.00%, 8/15/2027	23,295,000	23,989,738
Series 2025B, GO, 5.00%, 12/1/2027	6,500,000	6,741,541
Series 2018F, GO, 5.00%, 9/15/2028	3,695,000	3,892,399
Series 2026A, GO, 5.00%, 9/15/2028 (e)	9,460,000	9,964,787
Series 2026B, GO, 5.00%, 9/15/2028 (e)	3,000,000	3,160,080
Series E, GO, 5.00%, 10/15/2028	2,150,000	2,168,613
Series 2022E, GO, 5.00%, 11/15/2028	35,000	36,999
Series 2025B, GO, 5.00%, 12/1/2028	1,910,000	2,020,970
Series 2019A, GO, 5.00%, 4/15/2029	500,000	533,060
Series 2026A, GO, 5.00%, 9/15/2029 (e)	8,020,000	8,620,075
Series 2026B, GO, 5.00%, 9/15/2029 (e)	11,375,000	12,226,104
Series 2025C, GO, 5.00%, 8/15/2030	8,890,000	9,713,491
Series 2025D, GO, 5.00%, 8/15/2030	3,000,000	3,277,893
Series 2018E, GO, 5.00%, 9/15/2030	1,665,000	1,750,798
Series 2022D, GO, 5.00%, 9/15/2030	250,000	273,526
Series 2026B, GO, 5.00%, 9/15/2031 (e)	7,250,000	8,045,699
State of Connecticut Clean Water Fund - State Revolving Fund Series B, Rev., 5.00%, 6/1/2026	50,000	50,000
State of Connecticut Special Tax
Series 2022A, Rev., 5.00%, 7/1/2026	170,000	170,324
Series A, Rev., 5.00%, 9/1/2026	65,000	65,378

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Series 2018B, Rev., 5.00%, 10/1/2026	80,000	80,626
Series 2021A, Rev., 5.00%, 5/1/2027	55,000	56,215
Series 2022A, Rev., 5.00%, 7/1/2027 (b)	20,000	20,497
Series 2023B, Rev., 5.00%, 7/1/2028	30,000	31,466
Series 2024A-1, Rev., 5.00%, 7/1/2029	45,000	48,178
Series A, Rev., 5.00%, 9/1/2029	100,000	100,566
State of Connecticut Special Tax, Transportation Infrastructure Purpose
Series 2022B, Rev., 5.00%, 7/1/2026	250,000	250,477
Series 2025A, Rev., 5.00%, 7/1/2027	4,500,000	4,617,716
Series 2025A, Rev., 5.00%, 7/1/2028	8,700,000	9,125,264
Series 2025A, Rev., 5.00%, 7/1/2029	31,700,000	33,938,413
Town of Madison Series 2025, GO, BAN, 4.00%, 12/17/2026	17,185,000	17,317,928
University of Connecticut Series 2018A, Rev., 5.00%, 4/15/2027	30,000	30,637
Total Connecticut		288,179,169
Delaware — 0.2%
Delaware Transportation Authority Series 2016, Rev., 5.00%, 7/1/2026	1,010,000	1,011,988
State of Delaware
Series 2023B, GO, 5.00%, 8/1/2026	40,000	40,156
Series 2026B, GO, 5.00%, 5/1/2027	500,000	511,136
University of Delaware
Rev., 5.00%, 11/1/2026	20,000	20,195
Series 2025A, Rev., 5.00%, 11/1/2026	3,130,000	3,160,556
Series 2025A, Rev., 5.00%, 11/1/2028	6,185,000	6,536,653
Total Delaware		11,280,684
District of Columbia — 1.7%
District of Columbia
Series 2026C, GO, VRDO, 1.72%, 6/1/2026 (c)	42,500,000	42,500,000
Series 2017D, GO, 5.00%, 6/1/2026	145,000	145,000
Series 2023B, GO, 5.00%, 6/1/2026	25,000	25,000
Series D, GO, 5.00%, 6/1/2026	25,000	25,000
Series E, GO, 5.00%, 6/1/2026	40,000	40,000
Series 2019A, GO, 5.00%, 10/15/2026	60,000	60,521
Series 2017D, GO, 5.00%, 6/1/2027	90,000	92,157
Series 2024C, GO, 5.00%, 12/1/2027	5,105,000	5,284,758
Series 2017D, GO, 5.00%, 6/1/2029	2,000,000	2,047,688
District of Columbia Housing Finance Agency, Paxton Project Series 2022, Rev., VRDO, 3.20%, 12/1/2026 (c)	4,590,000	4,590,000
District of Columbia Income Tax
Series 2022C, Rev., 5.00%, 12/1/2026	95,000	96,121
Series 2020A, Rev., 5.00%, 3/1/2027	20,000	20,356
District of Columbia Water and Sewer Authority, Subordinate Lien
Series 2024A, Rev., 5.00%, 10/1/2026	1,155,000	1,163,915
Series 2025B, Rev., 5.00%, 10/1/2026	1,355,000	1,365,459
Series 2024A, Rev., 5.00%, 10/1/2027	20,000	20,654
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2027	230,000	230,239
Series 2015, Rev., 5.00%, 7/15/2028	265,000	266,457
Series 2015, Rev., 5.00%, 7/15/2029	100,000	100,502

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
District of Columbia, Federal Highway
Series 2020, Rev., 5.00%, 12/1/2026	40,000	40,472
Series 2020, Rev., 5.00%, 12/1/2028	45,000	47,580
Metropolitan Washington Airports Authority Aviation
Series 2010, Subseries C-2, Rev., VRDO, LOC : TD Bank NA, 1.57%, 6/10/2026 (c)	20,100,000	20,100,000
Series 2019B, Rev., 5.00%, 10/1/2026	30,000	30,227
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	1,355,000	1,417,302
Series 2018A, Rev., AMT, 5.00%, 10/1/2029	5,000,000	5,226,591
Series 2024A, Rev., AMT, 5.00%, 10/1/2030	3,500,000	3,774,994
Series A, Rev., AMT, 5.00%, 10/1/2031	1,000,000	1,004,977
Metropolitan Washington Airports Authority Dulles Toll Road, Second Line Series 2009C, Rev., A.G., 6.50%, 10/1/2026 (b)	16,365,000	16,573,122
Washington Metropolitan Area Transit Authority
Series 2018, Rev., 5.00%, 7/1/2026	20,000	20,034
Series A-1, Rev., 5.00%, 7/1/2026	280,000	280,477
Series A-1, Rev., 5.00%, 7/1/2027	100,000	102,562
Series 2017B, Rev., 5.00%, 7/1/2028	30,000	30,752
Series A-1, Rev., 5.00%, 7/1/2028	25,000	25,627
Washington Metropolitan Area Transit Authority Dedicated
Series 2021A, Rev., 5.00%, 7/15/2026	30,000	30,075
Series 2021A, Rev., 5.00%, 7/15/2030	80,000	86,962
Total District of Columbia		106,865,581
Florida — 3.8%
Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinic, Inc. Series B-2, Rev., 5.00%, 12/1/2026 (c)	225,000	225,166
Alachua County School Board Series 2020, COP, A.G., 5.00%, 7/1/2027	20,000	20,476
Central Florida Expressway Authority, Senior Lien
Series 2016B, Rev., 5.00%, 7/1/2026	435,000	435,767
Series 2016B, Rev., 5.00%, 7/1/2026 (b)	85,000	85,155
Series 2019B, Rev., 5.00%, 7/1/2026	45,000	45,079
Series 2021, Rev., A.G., 5.00%, 7/1/2026	1,855,000	1,858,445
Series 2016B, Rev., 5.00%, 7/1/2027	535,000	535,950
Series 2017, Rev., 5.00%, 7/1/2027 (b)	50,000	51,242
Series 2021, Rev., A.G., 5.00%, 7/1/2027	300,000	307,653
Series 2016B, Rev., 5.00%, 7/1/2028	1,000,000	1,001,756
Series 2019B, Rev., 5.00%, 7/1/2029	75,000	79,981
City of Fort Lauderdale Water and Sewer, Prospect Lake Water Treatment Plant Project Series 2023B, Rev., 5.00%, 9/1/2026	40,000	40,231
City of Gainesville, Utilities System
Series 2017A, Rev., 5.00%, 10/1/2027 (b)	50,000	51,496
Series 2017A, Rev., 5.00%, 10/1/2028	1,000,000	1,031,202
Series B, Rev., 5.00%, 10/1/2029	50,000	50,069
City of Jacksonville
Series A, Rev., 5.00%, 10/1/2026	25,000	25,196
Series B, Rev., 5.00%, 10/1/2026	25,000	25,196
City of Jacksonville, Health Care Facilities, Baptist Health
Series 2019B, Rev., VRDO, 1.60%, 6/10/2026 (c)	25,000,000	25,000,000
Series 2019C, Rev., VRDO, 1.60%, 6/10/2026 (c)	17,400,000	17,400,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
City of Lakeland, Department of Electric Utilities
Series 2016, Rev., 5.00%, 10/1/2026	310,000	310,326
Series 2010A, Rev., A.G., 5.25%, 10/1/2028	1,000,000	1,058,936
City of Palm Coast Utility System
Series 2026, Rev., 5.00%, 10/1/2029	4,000,000	4,299,663
Series 2026, Rev., 5.00%, 10/1/2030	3,265,000	3,566,877
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group Series 2017, Rev., 5.00%, 8/15/2028	45,000	46,211
City of Tallahassee, Energy System Series 2020, Rev., 5.00%, 10/1/2027	85,000	87,657
Collier County Water-Sewer District Series 2016, Rev., 5.00%, 7/1/2026 (b)	200,000	200,365
County of Broward Series 2020, Rev., 5.00%, 10/1/2026	1,000,000	1,008,088
County of Broward, Airport System Series 2013C, Rev., 5.25%, 10/1/2026	100,000	100,159
County of Lee Series 2015, Rev., 5.00%, 10/1/2026	140,000	141,085
County of Lee, Airport Series 2021A, Rev., AMT, 5.00%, 10/1/2028	2,000,000	2,090,116
County of Miami-Dade
Series 2016B, Rev., 5.00%, 4/1/2027	175,000	175,203
Series 2016B, Rev., 5.00%, 4/1/2028	20,000	20,023
County of Miami-Dade, Aviation System
Series B, Rev., 5.00%, 10/1/2026	695,000	696,275
Series A, Rev., 5.00%, 10/1/2027	165,000	166,133
Series A, Rev., 5.00%, 10/1/2028	2,105,000	2,120,593
Series A, Rev., 5.00%, 10/1/2029	20,000	20,146
County of Miami-Dade, Building Better Communities Program
Series 2015B, GO, 5.00%, 7/1/2026	270,000	270,447
Series 2015D, GO, 5.00%, 7/1/2026	45,000	45,080
Series 2015D, GO, 5.00%, 7/1/2028	90,000	90,160
County of Miami-Dade, Water and Sewer System
Series 2025B, Rev., 5.00%, 10/1/2026	12,000,000	12,092,624
Series 2017B, Rev., 5.00%, 10/1/2027	45,000	46,431
Series 2025B, Rev., 5.00%, 10/1/2027	8,000,000	8,254,345
Series 2025B, Rev., 5.00%, 10/1/2028	10,310,000	10,842,922
Series 2025B, Rev., 5.00%, 10/1/2029	6,000,000	6,431,636
County of St. Lucie, Power and Light Co., Project Series 2000, Rev., VRDO, 1.67%, 6/10/2026 (c)	35,750,000	35,750,000
Duval County Public Schools
Series 2022A, COP, A.G., 5.00%, 7/1/2026	415,000	415,764
Series 2022A, COP, A.G., 5.00%, 7/1/2028	55,000	57,601
Series 2022A, COP, A.G., 5.00%, 7/1/2029	60,000	64,095
Florida Atlantic University Housing System Series 2016A, Rev., 5.00%, 7/1/2028	1,070,000	1,071,800
Florida Department of Environmental Protection
Series 2016A, Rev., 5.00%, 7/1/2026 (b)	800,000	801,526
Series 2017A, Rev., 5.00%, 7/1/2026 (b)	100,000	100,191
Series 2018A, Rev., 5.00%, 7/1/2026 (b)	340,000	340,649
Series 2019B, Rev., 5.00%, 7/1/2026 (b)	195,000	195,372
Series 2017A, Rev., 5.00%, 7/1/2027 (b)	150,000	153,890
Series 2017A, Rev., 5.00%, 7/1/2028 (b)	195,000	204,714
Series 2018A, Rev., 5.00%, 7/1/2028 (b)	25,000	26,245
Florida Department of Management Services
Series 2018A, COP, 5.00%, 11/1/2026	440,000	444,259

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2018A, COP, 5.00%, 11/1/2027	1,040,000	1,075,002
Series 2021A, COP, 5.00%, 11/1/2027	125,000	129,207
Series 2018A, COP, 5.00%, 11/1/2028	40,000	42,263
Series 2018A, COP, 5.00%, 11/1/2029	50,000	53,899
Florida Development Finance Corp., Waste Management, Inc., Project Series 2025A, Rev., AMT, 3.40%, 9/1/2028 (c)	5,000,000	5,022,044
Florida Gulf Coast University Financing Corp., Housing Project Series 2008A, Rev., VRDO, LOC : TD Bank NA, 1.55%, 6/10/2026 (c)	8,200,000	8,200,000
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025B-3, Rev., 4.20%, 11/15/2030 (f)	6,300,000	6,330,065
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2016A, Rev., 5.00%, 10/1/2026	680,000	684,473
Series 2017A, Rev., 5.00%, 10/1/2026	75,000	75,493
Series 2016A, Rev., 5.00%, 10/1/2027	170,000	171,167
Series 2017A, Rev., 5.00%, 10/1/2027	225,000	231,555
Series 2018A, Rev., 4.00%, 10/1/2028	160,000	161,601
Series 2016A, Rev., 5.00%, 10/1/2028	2,240,000	2,256,790
Fort Pierce Utilities Authority Series 2022A, Rev., A.G., 5.00%, 10/1/2027	175,000	179,912
Greater Orlando Aviation Authority Series 2017A, Rev., AMT, 5.00%, 10/1/2027 (b)	1,365,000	1,404,929
Hillsborough County Aviation Authority, Tampa International Airport Series 2022A, Rev., AMT, 5.00%, 10/1/2027	3,000,000	3,081,032
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 2.80%, 6/1/2026 (c)	20,000,000	20,000,000
Hillsborough County School Board, Master Lease Program Series 2018, COP, 5.00%, 7/1/2029	3,100,000	3,242,675
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2027	7,000,000	7,204,856
Series 2020A, Rev., 5.00%, 10/1/2028	145,000	152,461
Series 2017B, Rev., 5.00%, 10/1/2029	75,000	77,318
JEA Water and Sewer System
Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 2.75%, 6/1/2026 (c)	11,500,000	11,500,000
Series 2017A, Rev., 5.00%, 10/1/2026	25,000	25,201
Series 2017A, Rev., 5.00%, 10/1/2030	2,155,000	2,215,417
Lee County School Board (The)
Series 2019A, COP, 5.00%, 8/1/2026	215,000	215,784
Series 2020A, COP, 5.00%, 8/1/2026	20,000	20,073
Series 2020A, COP, 5.00%, 8/1/2027	30,000	30,803
Series 2020A, COP, 5.00%, 8/1/2028	65,000	68,217
Miami-Dade County Expressway Authority, Toll System
Series 2014A, Rev., 5.00%, 7/1/2027	375,000	375,592
Series 2014B, Rev., 5.00%, 7/1/2027	1,000,000	1,001,578
Series 2016A, Rev., 5.00%, 7/1/2028	260,000	260,417
Series 2014A, Rev., 5.00%, 7/1/2029	150,000	150,217
Series 2016A, Rev., 5.00%, 7/1/2029	25,000	25,039
Miami-Dade County Industrial Development Authority, Waste Management, Inc., Project Series 2018A, Rev., AMT, 4.00%, 7/1/2026 (c)	1,500,000	1,501,157
Okaloosa County School Board Series 2022A, COP, 5.00%, 10/1/2027	65,000	66,885
Orange County Convention Center
Series 2016B, Rev., 5.00%, 10/1/2026	155,000	156,144
Series 2016B, Rev., 5.00%, 10/1/2027	20,000	20,149
Series 2017, Rev., 5.00%, 10/1/2027	135,000	139,112
Series 2017, Rev., 5.00%, 10/1/2028	35,000	36,879

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Orange County Health Facilities Authority, Orlando Health Obligated Group
Series 2019B, Rev., 5.00%, 10/1/2026	100,000	100,695
Series 2023A, Rev., 5.00%, 10/1/2028	55,000	57,797
Series 2023A, Rev., 5.00%, 10/1/2029	55,000	58,837
Series 2016A, Rev., 5.00%, 10/1/2031	1,000,000	1,005,704
Orange County School Board
Series 2016C, COP, 5.00%, 8/1/2026 (b)	1,300,000	1,305,178
Series 2017B, COP, 5.00%, 8/1/2026	565,000	566,945
Series 2016B, COP, 5.00%, 8/1/2027	100,000	100,362
Series 2017B, COP, 5.00%, 8/1/2027	1,080,000	1,107,396
Orlando Utilities Commission
Series 2020A, Rev., 5.00%, 10/1/2026	60,000	60,433
Series 2020A, Rev., 5.00%, 10/1/2027	50,000	51,610
Palm Beach County School District
Series 2017A, COP, 5.00%, 8/1/2026	105,000	105,377
Series 2018B, COP, 5.00%, 8/1/2028	115,000	120,419
Series B, COP, 5.00%, 8/1/2028	100,000	104,712
Pasco County School Board
Series 2022A, COP, 5.00%, 8/1/2026	25,000	25,087
Series 2022A, COP, 5.00%, 8/1/2027	90,000	92,314
Polk County School District Series 2019A, COP, 5.00%, 1/1/2027	25,000	25,323
Sarasota County School Board, Florida Certificates of Participation Master Lease Program
Series 2022A, COP, 5.00%, 7/1/2026	255,000	255,350
Series 2023A, COP, 5.00%, 7/1/2026	25,000	25,034
Series 2022A, COP, 5.00%, 7/1/2027	30,000	30,743
Series 2023A, COP, 5.00%, 7/1/2029	20,000	21,347
School Board of Miami-Dade County (The), Florida Certificates of Participation
Series 2016B, COP, 5.00%, 8/1/2026	95,000	95,346
Series 2016B, COP, 5.00%, 8/1/2026 (b)	25,000	25,091
School District of Broward County, Florida Certificates of Participation
Series A, COP, 5.00%, 7/1/2026	1,460,000	1,462,658
Series B, COP, 5.00%, 7/1/2026	375,000	375,683
Series C, COP, 5.00%, 7/1/2026	20,000	20,035
Series 2019A, COP, 5.00%, 7/1/2029	130,000	138,317
Series 2019B, COP, 5.00%, 7/1/2029	75,000	79,844
State of Florida
Series 2022B, GO, 5.00%, 6/1/2027	35,000	35,856
Series 2023A, GO, 5.00%, 6/1/2027	1,895,000	1,941,363
State of Florida Board of Education, Public Education Capital Outlay
Series 2015A, GO, 5.00%, 6/1/2026	35,000	35,000
Series 2017B, GO, 5.00%, 6/1/2026	30,000	30,000
Series 2023A, GO, 5.00%, 6/1/2026	265,000	265,000
Series 2021B, GO, 5.00%, 7/1/2026	50,000	50,096
State of Florida Department of Education Series 2018A, Rev., 5.00%, 7/1/2027	65,000	66,434
State of Florida Department of Transportation
Series 2019A, Rev., 5.00%, 7/1/2026	40,000	40,070
Series 2019A, Rev., 5.00%, 7/1/2027	70,000	71,763
Series 2021A, Rev., 5.00%, 7/1/2027	60,000	61,511

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2019A, Rev., 5.00%, 7/1/2028	25,000	26,166
Series 2020, Rev., 5.00%, 7/1/2030	25,000	27,295
State of Florida Department of Transportation Turnpike System
Series 2016B, Rev., 2.50%, 7/1/2026	20,000	19,990
Series 2018A, Rev., 5.00%, 7/1/2026	125,000	125,246
Series 2021B, Rev., 5.00%, 7/1/2026	25,000	25,049
Series 2026A, Rev., 5.00%, 7/1/2027	1,875,000	1,925,471
Series 2025A, Rev., 5.00%, 7/1/2029	2,990,000	3,206,919
Series 2024A, Rev., 6.00%, 7/1/2029	20,000	22,015
State of Florida Department of Transportation, Indirect Garvees Series 2019A, Rev., 5.00%, 7/1/2029	160,000	170,774
State of Florida Lottery
Series 2016B, Rev., 5.00%, 7/1/2026	70,000	70,134
Series 2017A, Rev., 5.00%, 7/1/2028	45,000	47,212
State of Florida, Full Faith Credit Board of Education, Public Education Capital Outlay
Series 2016D, GO, 4.00%, 6/1/2026	20,000	20,000
Series 2018A, GO, 5.00%, 6/1/2026	35,000	35,000
Series 2022A, GO, 5.00%, 6/1/2026	25,000	25,000
State of Florida, Public Education Capital Outlay
Series 2016E, GO, 5.00%, 6/1/2026	345,000	345,000
Series 2017C, GO, 5.00%, 6/1/2026	20,000	20,000
Series 2019B, GO, 5.00%, 6/1/2026	225,000	225,000
Series 2021B, GO, 5.00%, 6/1/2029	40,000	42,843
State of Florida, Right of Way Acquisition and Bridge Construction
Series 2017A, GO, 5.00%, 7/1/2026	25,000	25,048
Series 2019A, GO, 5.00%, 7/1/2026	40,000	40,077
Tampa Bay Water, Utility System Series 2001A, Rev., NATL - RE, 6.00%, 10/1/2029 (b)	5,470,000	5,990,131
Total Florida		242,112,173
Georgia — 0.5%
Albany-Dougherty Payroll Development Authority, Procter & Gamble Paper Products Series 1999, Rev., 5.20%, 5/15/2028	25,000	25,951
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (c)	690,000	703,333
Bartow County School District Series 2022, GO, 5.00%, 10/1/2027	30,000	30,950
Cherokee County Board of Education, Georgia State aid Intercept Program Series 2024, GO, 5.00%, 8/1/2026	75,000	75,292
City of Atlanta Water and Wastewater
Series 2018C, Rev., 5.00%, 11/1/2026	20,000	20,204
Series 2017A, Rev., 5.00%, 11/1/2027 (b)	190,000	196,178
Series 2018C, Rev., 5.00%, 11/1/2027 (b)	50,000	51,625
Series 2004, Rev., A.G., 5.75%, 11/1/2027	1,350,000	1,412,705
City of Atlanta Water and Wastewater, Subordinate Lien
Series 2026, Rev., 5.00%, 11/1/2026	1,750,000	1,767,815
Series 2026, Rev., 5.00%, 11/1/2029	15,660,000	16,895,107
Series 2026, Rev., 5.00%, 11/1/2030	4,335,000	4,758,277
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019A, Rev., 5.00%, 7/1/2026 (c)	950,000	951,606
County of Carroll Series 2021, GO, 5.00%, 6/1/2026	540,000	540,000
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (c)	3,250,000	3,281,851
Floyd County Hospital Authority, Floyd Medical Center Project Series 2016, Rev., GTD, 5.00%, 7/1/2026 (b)	20,000	20,032

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Georgia Ports Authority Series 2022, Rev., 5.00%, 7/1/2026	45,000	45,084
Georgia State Road and Tollway Authority Series 2020, Rev., 5.00%, 6/1/2026	60,000	60,000
Henry County School District Series 2016, GO, 4.00%, 8/1/2026 (b)	75,000	75,170
Houston County School District Series 2022, GO, 5.00%, 9/1/2027	25,000	25,745
Metropolitan Atlanta Rapid Transit Authority, Sales Tax
Series 2023A, Rev., 5.00%, 7/1/2026	50,000	50,097
Series 2017D, Rev., 4.00%, 7/1/2029	1,275,000	1,293,223
Private Colleges and Universities Authority, Emory University Series 2019A, Rev., 5.00%, 9/1/2026	65,000	65,380
State of Georgia
Series 2018A, GO, 5.00%, 7/1/2026	55,000	55,107
Series 2022A, GO, 5.00%, 7/1/2026	100,000	100,194
Series 2016A, GO, 5.00%, 2/1/2027	25,000	25,151
Total Georgia		32,526,077
Guam — 0.0% ^
Territory of Guam (Guam)
Series 2025G, Rev., 5.00%, 1/1/2028	500,000	512,708
Series 2025G, Rev., 5.00%, 1/1/2029	850,000	884,636
Total Guam		1,397,344
Hawaii — 0.0% ^
City and County of Honolulu
Series 2025F, GO, 5.00%, 7/1/2026	40,000	40,074
Series A, GO, 5.00%, 9/1/2026	20,000	20,112
Series A, GO, 5.00%, 9/1/2027	25,000	25,731
County of Hawaii Series C, GO, 5.00%, 9/1/2026	20,000	20,035
County of Maui Series 2025, GO, 5.00%, 9/1/2026	75,000	75,436
State of Hawaii
Series FH, GO, 5.00%, 10/1/2026	135,000	136,074
Series ET, GO, 5.00%, 10/1/2028	25,000	25,047
Series 2016FB, GO, 4.00%, 4/1/2029	125,000	125,142
Series EO, GO, 5.00%, 8/1/2029	40,000	40,074
State of Hawaii State Highway Fund Series B, Rev., 5.00%, 7/1/2026	35,000	35,067
Total Hawaii		542,792
Idaho — 0.0% ^
Idaho Health Facilities Authority, Trinity Health Series 2015ID, Rev., 5.50%, 12/1/2027	95,000	95,508
Idaho Housing and Finance Association, Federal Highway Trust Series 2015A, Rev., 5.00%, 7/15/2026	70,000	70,194
Idaho State Building Authority, Sales Tax Series 2024A, Rev., 5.00%, 6/1/2026	245,000	245,000
Idaho State Building Authority, School Modernization Facilities Series 2025A, Rev., 5.00%, 6/1/2027	1,350,000	1,383,164
Total Idaho		1,793,866
Illinois — 1.6%
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2022D, Rev., 5.00%, 1/1/2027	30,000	30,396
Series 2025D, Rev., 5.00%, 1/1/2027	1,000,000	1,013,203
Series A, Rev., 5.00%, 1/1/2027	70,000	70,924
Series 2025D, Rev., 5.00%, 1/1/2028	1,200,000	1,243,630
Series C, Rev., 5.00%, 1/1/2028	60,000	60,813
Series E, Rev., 5.25%, 1/1/2028	125,000	126,874

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
City of Aurora Series 2015C, GO, 3.00%, 12/30/2026	2,350,000	2,350,023
City of Chicago Series 1999, GO, NATL - RE, Zero Coupon, 1/1/2027 (b)	3,900,000	3,830,343
City of Chicago, Capital Appreciation City College Series 1999, GO, NATL - RE, Zero Coupon, 1/1/2028 (b)	10,925,000	10,413,294
City of Chicago, Waterworks, Second Lien Series 2017, Rev., 5.00%, 11/1/2026	45,000	45,383
City of Decatur Series 2022, GO, 4.00%, 3/1/2027	200,000	201,702
Cook Kane Lake and McHenry Counties Community College District No. 512, William Rainey Harper College Series 2017B, GO, 5.00%, 12/1/2027	375,000	386,637
County of Cook
Series 2021B, GO, 4.00%, 11/15/2026	120,000	120,691
Series 2016A, GO, 5.00%, 11/15/2027	45,000	45,476
Series 2021A, GO, 5.00%, 11/15/2028	110,000	115,772
Du Page Cook and Will Counties Community College District No. 502 Series 2023, GO, 5.00%, 6/1/2026	595,000	595,000
Illinois Finance Authority
Series 2016C, Rev., 4.00%, 2/15/2027 (b)	100,000	100,871
Series 2016C, Rev., 5.00%, 2/15/2027 (b)	4,500,000	4,570,376
Illinois Finance Authority, Carte Foundation Series 2021B, Rev., 5.00%, 8/15/2031 (c)	235,000	254,878
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Series 2020, Rev., 5.00%, 7/1/2026	75,000	75,148
Series 2017, Rev., 5.00%, 1/1/2027	2,820,000	2,860,358
Series 2020, Rev., 5.00%, 1/1/2029	35,000	37,087
Illinois Finance Authority, Edward Elmhurst Healthcare
Series 2017A, Rev., 4.00%, 1/1/2027 (b)	45,000	45,322
Series 2017A, Rev., 5.00%, 1/1/2027 (b)	975,000	987,582
Illinois Finance Authority, Northwest Community Hospital Series 2016A, Rev., 5.00%, 7/1/2026 (b)	810,000	811,442
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2017A, Rev., 5.00%, 7/15/2028	20,000	20,690
Illinois Finance Authority, Northwestern University Series 2015, Rev., 5.00%, 12/1/2026	80,000	80,240
Illinois Finance Authority, Presence Health Network
Series 2016C, Rev., 4.00%, 2/15/2027 (b)	6,075,000	6,127,894
Series 2016C, Rev., 5.00%, 2/15/2028	520,000	527,788
Illinois Finance Authority, State Clean Water Initiative
Series 2019, Rev., 5.00%, 7/1/2026	205,000	205,403
Series 2017, Rev., 5.00%, 7/1/2027	170,000	172,438
Illinois Finance Authority, Swedish Covenant Hospital
Series 2016A, Rev., 5.00%, 8/15/2026 (b)	380,000	381,671
Series 2016A, Rev., 5.25%, 8/15/2026 (b)	1,060,000	1,065,198
Illinois Finance Authority, The Carle Foundation
Series 2021A, Rev., 5.00%, 8/15/2027	210,000	215,429
Series 2021A, Rev., 5.00%, 8/15/2028	340,000	355,584
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (c)	3,000,000	3,055,350
Illinois Finance Authority, Waste Management, Inc. Project Series 2023, Rev., AMT, 4.60%, 10/1/2026 (c)	980,000	981,381
Illinois State Toll Highway Authority
Series 2018A, Rev., 5.00%, 1/1/2028	180,000	186,630
Series 2019B, Rev., 5.00%, 1/1/2028	20,000	20,737
Series 2019C, Rev., 5.00%, 1/1/2028	630,000	653,204
Series 2018A, Rev., 5.00%, 1/1/2029	100,000	105,861
Series 2019C, Rev., 5.00%, 1/1/2030	70,000	75,468
Northern Illinois Municipal Power Agency
Series 2016A, Rev., 5.00%, 12/1/2026	95,000	96,026

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series 2016A, Rev., 5.00%, 12/1/2029	1,315,000	1,327,449
Railsplitter Tobacco Settlement Authority Series 2017, Rev., 5.00%, 6/1/2026 (b)	2,450,000	2,450,000
Regional Transportation Authority Series 2017A, Rev., 5.00%, 7/1/2029	2,730,000	2,789,993
State of Illinois
Series 2016-6, GO, 5.00%, 6/1/2026	585,000	585,000
Series 2023D, GO, 5.00%, 7/1/2026	780,000	781,339
Series 2018A, GO, 5.00%, 10/1/2026	2,880,000	2,900,273
Series 2018B, GO, 5.00%, 10/1/2026	225,000	226,584
Series 2020B, GO, 5.00%, 10/1/2026	1,305,000	1,314,186
Series 2017D, GO, 5.00%, 11/1/2026	19,825,000	20,000,824
Series 2019A, GO, 5.00%, 11/1/2026	80,000	80,709
Series 2016, GO, 5.00%, 2/1/2027	825,000	836,739
Series 2022A, GO, 5.00%, 3/1/2027	50,000	50,799
Series 2016, GO, 5.00%, 11/1/2027	1,110,000	1,119,507
Series 2017D, GO, 5.00%, 11/1/2027	1,925,000	1,982,633
Series 2021C, GO, 4.00%, 3/1/2028	800,000	813,790
Series 2022B, GO, 5.00%, 3/1/2028	50,000	51,829
Series 2023D, GO, 5.00%, 7/1/2028	75,000	78,260
Series 2020B, GO, 5.00%, 10/1/2028	175,000	183,439
Series 2017D, GO, 5.00%, 11/1/2028	4,010,000	4,132,085
Series 2021A, GO, 5.00%, 12/1/2028	50,000	52,570
Series 2024, GO, 5.00%, 2/1/2029	1,180,000	1,244,360
Series 2021A, GO, 5.00%, 3/1/2029	1,350,000	1,425,552
Series 2018A, GO, 5.00%, 5/1/2029	2,000,000	2,078,642
Series 2017C, GO, 5.00%, 11/1/2029	3,800,000	3,914,057
Series 2021A, GO, 5.00%, 12/1/2029	65,000	69,475
Series 2018A, GO, 5.00%, 10/1/2030	1,675,000	1,749,713
State of Illinois, Sales Tax
Series 2013, Rev., 5.00%, 6/15/2026	1,865,000	1,866,459
Series 2021A, Rev., 4.00%, 6/15/2028	20,000	20,401
Series 2021A, Rev., 4.00%, 6/15/2029	55,000	56,417
Williamson Jackson Etc. Counties Community College Dist No. 530 John A Logan College Series 2025, GO, A.G., 5.00%, 12/1/2026	660,000	666,077
Total Illinois		99,569,378
Indiana — 1.6%
City of Indianapolis, Department of Public Utilities Gas Utility, Second Lien
Series 2017A, Rev., 5.00%, 8/15/2026	35,000	35,150
Series 2017A, Rev., 5.00%, 8/15/2027	110,000	113,148
City of Indianapolis, Department of Public Utilities Water System Series 2018A, Rev., 5.00%, 10/1/2026	25,000	25,192
Indiana Finance Authority
Series 2019A, Rev., 5.00%, 2/1/2027	85,000	86,388
Series 2016C, Rev., 5.00%, 6/1/2027	230,000	232,705
Series 2017A, Rev., 5.00%, 6/1/2027 (b)	50,000	51,198
Series 2017A, Rev., 5.00%, 12/1/2027 (b)	25,000	25,899
Indiana Finance Authority, Ascension Senior Credit Group
Series 2025A-1, Rev., 5.00%, 11/15/2028	1,465,000	1,544,661
Series 2025A-1, Rev., 5.00%, 11/15/2029	5,385,000	5,782,561

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Citizen Energy Group Project
Series 2026B, Rev., 5.00%, 10/1/2026 (e)	8,710,000	8,754,038
Series 2026B, Rev., 5.00%, 10/1/2027 (e)	5,215,000	5,352,480
Series 2026B, Rev., 5.00%, 10/1/2028 (e)	11,525,000	12,075,934
Series 2026B, Rev., 5.00%, 10/1/2030 (e)	2,850,000	3,085,439
Series 2026B, Rev., 5.00%, 10/1/2031 (e)	5,830,000	6,387,084
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group Series 2016, Rev., 5.00%, 9/1/2026	300,000	301,526
Indiana Finance Authority, CWA Authority Project Series 2021-2, Rev., 5.00%, 10/1/2027	20,000	20,625
Indiana Finance Authority, CWA Authority Project, First Lien
Series 2021-1, Rev., 5.00%, 10/1/2027	135,000	139,166
Series 2022A, Rev., 5.00%, 10/1/2027	25,000	25,772
Indiana Finance Authority, Deaconess Health System Series 2016A, Rev., 4.00%, 9/1/2026 (b)	2,565,000	2,573,463
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017B, Rev., 5.00%, 11/1/2026	100,000	100,863
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	3,695,000	3,838,642
Series 2025D-1, Rev., 5.00%, 10/1/2029 (c)	2,500,000	2,645,720
Series 2023B-2, Rev., 5.00%, 7/1/2030 (c)	4,095,000	4,394,025
Indiana Finance Authority, Stadium Project
Series 2025A, Rev., 5.00%, 2/1/2028	1,580,000	1,642,820
Series 2022A, Rev., 5.00%, 2/1/2029	300,000	317,512
Series 2022A, Rev., 5.00%, 2/1/2030	160,000	172,380
Indiana Finance Authority, State Revolving Fund Program
Series D, Rev., 5.00%, 8/1/2026 (b)	140,000	140,534
Series 2025C, Rev., 5.00%, 2/1/2027	1,380,000	1,402,531
Series 2018A, Rev., 5.00%, 2/1/2028 (b)	55,000	57,195
Indiana Municipal Power Agency, Power Supply System
Series 2019B, Rev., VRDO, LOC : Truist Bank, 2.90%, 6/1/2026 (c)	14,600,000	14,600,000
Series 2016C, Rev., 5.00%, 7/1/2026	1,300,000	1,302,369
Indiana University
Series 2015A, Rev., 5.00%, 6/1/2026	100,000	100,000
Series 2016A, Rev., 5.00%, 6/1/2028	20,000	20,036
Indianapolis Local Public Improvement Bond Bank
Series 2019A, Rev., 5.00%, 2/1/2028	25,000	25,944
Series 2018B, Rev., 5.00%, 1/1/2029 (b)	25,000	26,494
Indianapolis Local Public Improvement Bond Bank, Unlimited AD Valorem Property Tax Supported Project
Series 2025C, Rev., 5.00%, 1/15/2027	1,325,000	1,342,446
Series 2025D, Rev., 5.00%, 1/15/2027	2,500,000	2,532,916
Series 2025C, Rev., 5.00%, 1/15/2028	2,000,000	2,073,522
Series 2025D, Rev., 5.00%, 1/15/2028	3,000,000	3,110,283
Perry Township Multi School Building Corp., 1996 Unlimited AD Valorem Property Tax First Mortgage Series 2016, Rev., 5.00%, 7/15/2026	2,730,000	2,737,307
Pike Township Multi-School Building Corp.
Series 2025, Rev., 5.00%, 7/15/2026	4,430,000	4,441,237
Series 2025, Rev., 5.00%, 1/15/2027	4,625,000	4,687,331
Purdue University
Series 2016CC, Rev., 5.00%, 7/1/2026	55,000	55,104
Series EE, Rev., 5.00%, 7/1/2026	60,000	60,113

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
South Bend Community School Corp.
Series 2025A, GO, 4.00%, 7/15/2026	1,385,000	1,386,810
Series 2025B, GO, 4.00%, 7/15/2026	660,000	660,863
Series 2025C, GO, 4.00%, 7/15/2026	1,455,000	1,456,902
Total Indiana		101,944,328
Iowa — 0.7%
City of Shenandoah, Iowa Sewer Capital Loan Project Series 2024, Rev., 4.00%, 6/30/2026	17,100,000	17,113,950
County of Polk Series 2024A, GO, AMT, 5.00%, 6/1/2030	2,170,000	2,327,064
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co., Project Series 2011, Rev., VRDO, 1.55%, 6/10/2026 (c)	21,600,000	21,600,000
Iowa Finance Authority, State Revolving Fund Series 2017, Rev., 5.00%, 8/1/2026	100,000	100,392
State of Iowa, Ijobs Program
Series 2016A, Rev., 4.00%, 6/1/2026	70,000	70,000
Series 2016A, Rev., 5.00%, 6/1/2027	3,610,000	3,616,980
Xenia Rural Water District, Capital Loan Notes Series 2016, Rev., 5.00%, 12/1/2026 (b)	185,000	187,182
Total Iowa		45,015,568
Kansas — 0.7%
Butler County Unified School District No. 385 Andover Series 2017, GO, 4.00%, 9/1/2027	2,000,000	2,032,438
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026	4,180,000	4,182,725
City of Olathe Series 2025A, GO, 5.00%, 9/1/2026	8,370,000	8,416,476
County of Johnson Series 2018A, GO, 5.00%, 9/1/2026	25,000	25,149
Johnson County Unified School District No. 233 Olathe Series 2016C, GO, 5.00%, 9/1/2026	20,000	20,114
Kansas Development Finance Authority Series 2020B, Rev., 5.00%, 5/1/2028	35,000	36,574
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2028 (c)	9,370,000	9,849,610
Kansas Development Finance Authority, State of Kansas Project
Series 2019F, Rev., 5.00%, 11/1/2026	30,000	30,283
Series 2020R, Rev., 5.00%, 11/1/2026	30,000	30,283
Riley County Unified School District No. 383 Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	1,825,000	1,877,307
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	100,000	102,866
State of Kansas Department of Transportation
Series 2018A, Rev., 5.00%, 9/1/2026	105,000	105,622
Series 2024A, Rev., 5.00%, 9/1/2026	665,000	668,937
Series 2025A, Rev., 5.00%, 9/1/2026	150,000	150,888
Series 2018A, Rev., 5.00%, 9/1/2027	20,000	20,613
Series 2025A, Rev., 5.00%, 9/1/2027	2,370,000	2,442,695
Series 2025A, Rev., 5.00%, 9/1/2028	4,375,000	4,604,185
University of Kansas Hospital Authority
Series 2017A, Rev., 5.00%, 3/1/2027 (b)	1,245,000	1,267,174
Series 2026B, Rev., 5.00%, 3/1/2030 (c)	5,000,000	5,327,510
Wyandotte County Unified School District No. 500 Kansas City Series A, GO, 5.50%, 9/1/2026 (b)	850,000	856,123
Total Kansas		42,047,572
Kentucky — 0.6%
County of Trimble Series 2023A, Rev., AMT, 4.70%, 6/1/2027 (c)	1,000,000	1,009,241
Kentucky Asset Liability Commission, Federal Highway Trust Series 2025A, Rev., 5.00%, 9/1/2026	1,575,000	1,583,688
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc. Series 2000B, Rev., NATL - RE, Zero Coupon, 10/1/2028	245,000	223,074

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
Kentucky Housing Corp., Multi Family Housing Beecher Terrace Phase IV Project Series 2023, Rev., 5.00%, 9/1/2026 (c)	100,000	100,156
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Program Series 2016A, Rev., 5.00%, 2/1/2027	75,000	75,137
Kentucky State Property and Building Commission, Project No. 108 Series B, Rev., 5.00%, 8/1/2026	45,000	45,162
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2026	620,000	625,716
Series B, Rev., 5.00%, 11/1/2027	890,000	898,229
Series B, Rev., 5.00%, 11/1/2028	670,000	676,801
Kentucky State Property and Building Commission, Project No. 113 Series 2024B, Rev., 5.00%, 11/1/2027	1,000,000	1,032,101
Kentucky State Property and Building Commission, Project No. 115, Rev., 5.00%, 4/1/2028	1,415,000	1,440,636
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	1,000,000	1,032,101
Kentucky State Property and Building Commission, Project No. 130
Series 2024B, Rev., 5.00%, 11/1/2026	125,000	126,152
Series 2024A, Rev., 5.00%, 11/1/2027	600,000	619,261
Series 2024B, Rev., 5.00%, 11/1/2030	170,000	185,657
Kentucky State Property and Building Commission, Project No. 131
Series A, Rev., 5.00%, 10/1/2027	1,850,000	1,905,862
Series A, Rev., 5.00%, 10/1/2028	1,600,000	1,684,524
Kentucky State Property and Building Commission, Project No. 133
Series A, Rev., 5.00%, 9/1/2026	3,000,000	3,016,322
Series B, Rev., 5.00%, 9/1/2026	3,000,000	3,016,322
Series A, Rev., 5.00%, 9/1/2027	3,000,000	3,084,899
Series A, Rev., 5.00%, 9/1/2029	6,000,000	6,427,415
Kentucky Turnpike Authority Series 2016A, Rev., 5.00%, 7/1/2026	1,210,000	1,212,205
Kentucky Turnpike Authority, Revitalization Projects
Series 2016A, Rev., 5.00%, 7/1/2026	705,000	706,277
Series B, Rev., 5.00%, 7/1/2026	115,000	115,193
Series B, Rev., 4.00%, 7/1/2027	205,000	207,966
Series 2026A, Rev., 5.00%, 7/1/2027	2,495,000	2,557,567
Series B, Rev., 5.00%, 7/1/2027	30,000	30,752
Louisville Series 2020A, GO, 5.00%, 10/1/2026	1,270,000	1,280,400
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.
Series 2016A, Rev., 5.00%, 10/1/2026	25,000	25,170
Series 2016A, Rev., 5.00%, 10/1/2027	25,000	25,178
Series 2020D, Rev., 5.00%, 10/1/2029 (c)	3,900,000	4,116,016
Total Kentucky		39,085,180
Louisiana — 0.8%
Louisiana Local Government Environmental Facilities and Community Development Authority Series 2017, Rev., 5.00%, 10/1/2026	200,000	201,483
Louisiana Public Facilities Authority, Tulane University of Louisiana Project Series 2016A, Rev., 5.00%, 12/15/2026	70,000	70,797
Louisiana Public Facilities Authority, Willis Knighton Medical Center Project Series 1997, Rev., 5.00%, 9/1/2027 (b)	3,300,000	3,396,642
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017C, Rev., 3.30%, 7/3/2028 (c)	1,000,000	1,003,237
State of Louisiana
Series 2017-B, GO, 5.00%, 10/1/2026	1,000,000	1,007,954
Series 2024E, GO, 5.00%, 9/1/2028	2,400,000	2,528,042
Series 2024E, GO, 5.00%, 9/1/2029	1,000,000	1,074,886

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — continued
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 2.80%, 6/1/2026 (c)	5,885,000	5,885,000
Series 2023A-2, Rev., VRDO, LOC : TD Bank NA, 2.80%, 6/1/2026 (c)	33,700,000	33,700,000
Total Louisiana		48,868,041
Maine — 0.6%
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	35,000	35,057
Maine Municipal Bond Bank Series 2021A, Rev., 5.00%, 9/1/2026 (b)	150,000	150,888
Maine School Administrative District No. 51 Series 2025B, GO, BAN, 4.00%, 12/15/2026	32,500,000	32,728,156
Maine Turnpike Authority
Series 2025, Rev., 5.00%, 7/1/2029	1,640,000	1,755,754
Series 2025, Rev., 5.00%, 7/1/2030	1,300,000	1,418,070
State of Maine Series 2017B, GO, 5.00%, 6/1/2026	25,000	25,000
Total Maine		36,112,925
Maryland — 1.1%
County of Anne Arundel Series 2025, GO, 5.00%, 4/1/2027	1,000,000	1,020,271
County of Baltimore Series 2016, COP, 5.00%, 10/1/2026	25,000	25,185
County of Baltimore, Equipment Acquisition Program Series 2025, COP, 5.00%, 3/1/2027	175,000	177,974
County of Montgomery Series 2017B, GO, 5.00%, 6/1/2026	20,000	20,000
County of Prince George's Series 2018A, GO, 5.00%, 7/15/2026	35,000	35,101
County of Wicomico Series 2016, GO, 4.00%, 11/1/2026	25,000	25,146
Maryland Health and Higher Educational Facilities Authority Series 2017, Rev., 5.00%, 6/1/2026 (b)	1,000,000	1,000,000
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System
Series 2025C-1, Rev., VRDO, LOC : Truist Bank, 2.90%, 6/1/2026 (c)	45,000,000	45,000,000
Series 2025C-2, Rev., VRDO, LOC : PNC Bank NA, 1.50%, 6/10/2026 (c)	19,550,000	19,550,000
Maryland State Transportation Authority, Transport Facilities Project Series 2024A, Rev., 5.00%, 7/1/2026	25,000	25,049
State of Maryland
Series 2A, GO, 5.00%, 8/1/2026	40,000	40,156
Series 2017C, GO, 5.00%, 8/1/2027	35,000	35,998
Series 2017, GO, 5.00%, 3/15/2028	2,800,000	2,853,748
State of Maryland Department of Transportation Series 2019, Rev., 5.00%, 10/1/2026	25,000	25,201
State of Maryland, State and Local Facilities Loan of 2017 Series 2017B, GO, 5.00%, 8/1/2026	20,000	20,078
State of Maryland, State and Local Facilities Loan of 2021 Series 2022D, GO, 4.00%, 8/1/2029	60,000	62,642
Total Maryland		69,916,549
Massachusetts — 3.3%
Berkshire Regional Transit Authority, Rev., RAN, 4.00%, 7/24/2026	1,400,000	1,401,494
City of Brockton, GO, BAN, 5.00%, 10/8/2026	5,000,000	5,038,102
City of Somerville Series 2025B, GO, BAN, 5.00%, 7/1/2026	18,500,000	18,533,235
Commonwealth of Massachusetts
Series 2016A, GO, 5.00%, 7/1/2026	110,000	110,223
Series 2016B, GO, 5.00%, 7/1/2026	260,000	260,527
Series 2018B, GO, 5.00%, 7/1/2026 (b)	25,000	25,046
Series A, GO, 5.00%, 7/1/2026 (b)	25,000	25,046
Series 2021A, GO, 5.00%, 9/1/2029	3,000,000	3,231,951
Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program Series C, GO, 5.00%, 10/1/2026	50,000	50,415
Commonwealth of Massachusetts Transportation Fund Series 2016A, Rev., 5.00%, 6/1/2026	75,000	75,000
Commonwealth of Massachusetts, Consolidated Loan of 2020 Series 2020D, GO, 5.00%, 7/1/2026	135,000	135,274

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Commonwealth of Massachusetts, Consolidated Loan of 2025
Series 2025B, GO, 5.00%, 6/1/2028	2,000,000	2,098,716
Series 2025B, GO, 5.00%, 6/1/2029	3,000,000	3,215,615
Cotuit Fire District, GO, BAN, 4.00%, 12/4/2026	9,100,000	9,161,845
Massachusetts Bay Transportation Authority Assessment
Series 2006A, Rev., 5.25%, 7/1/2026	80,000	80,175
Series 2006A, Rev., 5.25%, 7/1/2027 (b)	145,000	149,066
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024U-2, Rev., VRDO, LOC : TD Bank NA, 2.80%, 6/1/2026 (c)	40,000,000	40,000,000
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2016Q, Rev., 5.00%, 7/1/2027	45,000	45,086
Series 2016Q, Rev., 5.00%, 7/1/2028	305,000	305,584
Massachusetts Development Finance Agency, The Broad Institute Series 2017, Rev., 5.00%, 4/1/2027	30,000	30,583
Massachusetts School Building Authority, Dedicated Sales Tax Series 2016B, Rev., 5.00%, 11/16/2026 (b)	240,000	242,469
Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured Series 2018A, Rev., 5.00%, 1/1/2027	40,000	40,544
Massachusetts Water Resources Authority
Series 2016C, Rev., 5.00%, 8/1/2026 (b)	95,000	95,346
Series B, Rev., A.G., 5.25%, 8/1/2026	25,000	25,110
Merrimack Valley Regional Transit Authority, Rev., RAN, 4.25%, 6/18/2026	7,400,000	7,403,962
Narragansett Regional School District, GO, BAN, 4.00%, 4/9/2027	5,060,000	5,096,606
North Middlesex Regional School District, GO, BAN, 4.00%, 10/30/2026	11,400,257	11,464,393
Town of Hatfield, GO, BAN, 4.00%, 7/14/2026	8,907,094	8,920,991
Town of Nahant, GO, BAN, 4.25%, 7/24/2026	3,628,700	3,635,300
Town of Orange, GO, BAN, 4.00%, 12/17/2026	6,667,450	6,716,810
Town of Southborough, GO, BAN, 3.50%, 1/28/2027 (e)	8,300,000	8,347,775
Town of Southbridge, GO, BAN, 4.00%, 5/27/2027	21,907,360	22,208,724
University of Massachusetts Building Authority
Series 2021-1, Rev., 5.00%, 11/1/2026	90,000	90,894
Series 2026-1, Rev., 5.00%, 11/1/2027	12,695,000	13,115,080
Series 2026-1, Rev., 5.00%, 11/1/2030	7,140,000	7,839,037
Series 2026-2, Rev., 5.00%, 11/1/2030	7,450,000	8,179,388
Series 2026-1, Rev., 5.00%, 11/1/2031	3,000,000	3,344,263
Series 2026-2, Rev., 5.00%, 11/1/2031	2,000,000	2,229,508
Western Massachusetts Emergency Communications District, GO, BAN, 4.00%, 4/23/2027	10,813,571	10,900,862
Worcester Regional Transit Authority, Rev., RAN, 4.25%, 6/18/2026	8,000,000	8,004,283
Total Massachusetts		211,874,328
Michigan — 2.3%
Birmingham City School District Series 2023, GO, 5.00%, 5/1/2027	50,000	51,068
Grand Valley State University Series 2016A, Rev., 5.00%, 12/1/2027	1,625,000	1,627,350
Great Lakes Water Authority Water Supply System
Series 2026A, Rev., 5.00%, 7/1/2027 (e)	4,000,000	4,103,337
Series 2026C, Rev., 5.00%, 7/1/2027 (e)	1,315,000	1,348,972
Series 2026A, Rev., 5.00%, 7/1/2028 (e)	14,135,000	14,820,057
Series 2026C, Rev., 5.00%, 7/1/2028 (e)	2,450,000	2,568,740
Series 2026A, Rev., 5.00%, 7/1/2029 (e)	6,450,000	6,897,538
Great Lakes Water Authority, Sewage Disposal System, Senior Lien Series 2024A, Rev., 5.00%, 7/1/2026	150,000	150,282

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Great Lakes Water Authority, Water Supply System, Second Lien
Series 2018A, Rev., 5.00%, 7/1/2026	45,000	45,074
Series C, Rev., 5.00%, 7/1/2026	125,000	125,235
Great Lakes Water Authority, Water Supply System, Senior Lien Series C, Rev., 5.00%, 7/1/2026	75,000	75,137
Michigan Finance Authority, Beaumont Spectrum Series 2022A, Rev., 5.00%, 4/15/2027	50,000	51,014
Michigan Finance Authority, Clean Water Revolving Fund Series 2016B, Rev., 5.00%, 10/1/2026	25,000	25,198
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2026	100,000	100,912
Series 2016, Rev., 5.00%, 11/15/2027	575,000	579,883
Series 2016, Rev., 5.00%, 11/15/2028	25,000	25,229
Series 2016, Rev., 5.00%, 11/15/2029	20,000	20,180
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2015MI, Rev., 5.50%, 12/1/2026	710,000	712,635
Series 2017A-MI, Rev., 5.00%, 12/1/2027	60,000	62,194
Series 2015MI, Rev., 5.50%, 12/1/2027	2,130,000	2,145,015
Michigan Finance Authority, Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2026	45,000	45,540
Series 2017MI, Rev., 5.00%, 12/1/2027	195,000	199,451
Series 2019MI-1, Rev., 5.00%, 12/1/2028	20,000	21,096
Series 2015MI, Rev., 5.50%, 12/1/2028	45,000	45,456
Michigan State Building Authority
Series 2020I, Rev., 5.00%, 4/15/2028	45,000	47,011
Series 2016I, Rev., 5.00%, 10/15/2030	1,380,000	1,391,391
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 1.67%, 6/10/2026 (c)	33,000,000	33,000,000
Series 2023 II, Rev., 5.00%, 10/15/2026	25,000	25,216
Michigan State Building Authority, Multi Modal Program Series III, Rev., VRDO, 1.67%, 6/10/2026 (c)	8,635,000	8,635,000
Michigan State Hospital Finance Authority, Ascension Senior Credit Group Series 2010F-7, Rev., 5.00%, 11/15/2026 (b)	3,550,000	3,584,683
Michigan State Housing Development Authority, Clark Road Family Apartments Series 2023, Rev., 2.67%, 10/1/2026 (c)	2,980,000	2,977,546
Michigan State Housing Development Authority, Rental Housing
Series 2024A, Rev., 3.63%, 10/1/2029	12,490,000	12,492,157
Series 2024A, Rev., 3.70%, 4/1/2030	14,385,000	14,385,596
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (c)	1,700,000	1,696,416
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 2.88%, 6/1/2026 (c) (f)	30,000,000	30,000,000
University of Michigan Series 2019A, Rev., 5.00%, 4/1/2027	30,000	30,598
Wayne County Airport Authority Series C, Rev., 5.00%, 12/1/2026	210,000	212,320
Total Michigan		144,324,527
Minnesota — 1.9%
City of Minneapolis and The Housing and Redevelopment Authority of City of St. Paul, Allina Health System Series 2017A, Rev., 5.00%, 11/15/2028	35,000	35,650
City of Minneapolis, Allina Health System Series 2023A, Rev., 5.00%, 11/15/2028 (c)	55,000	57,350
City of Minneapolis, Health Care System, Allina Health System Series 2023B, Rev., 5.00%, 11/15/2030 (c)	1,735,000	1,862,467
City of Rochester, Health Care Facilities, Mayo Clinic Series 2008A, Rev., VRDO, 1.45%, 6/10/2026 (c)	22,000,000	22,000,000
Duluth Independent School District No. 709
Series 2016A, COP, 4.00%, 2/1/2027	50,000	50,042
Series 2016A, COP, 4.00%, 2/1/2028	2,750,000	2,752,425

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
Series 2019B, COP, 5.00%, 2/1/2028	395,000	408,934
Minnesota Municipal Gas Agency Series 2022B, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.00%), 3.43%, 6/5/2026 (d)	15,000,000	14,987,910
North St Paul-Maplewood-Oakdale Independent School District No. 622 Series 2021A, GO, 4.00%, 2/1/2029	255,000	262,620
State of Minnesota
Series 2025B, GO, 5.00%, 8/1/2027	2,535,000	2,609,350
Series 2025E, GO, 5.00%, 8/1/2027	14,890,000	15,326,716
Series 2023B, GO, 5.00%, 8/1/2029	250,000	268,812
State of Minnesota, Trunk Highway Series 2018B, GO, 5.00%, 8/1/2026	125,000	125,509
State of Minnesota, Various Purpose
Series 2019A, GO, 5.00%, 8/1/2026	25,000	25,102
Series 2025A, GO, 5.00%, 8/1/2027	10,000,000	10,293,295
Series 2025D, GO, 5.00%, 8/1/2027	48,305,000	49,721,761
Series 2020A, GO, 5.00%, 8/1/2029	225,000	241,931
Series 2018A, GO, 5.00%, 8/1/2030	2,820,000	2,963,828
University of Minnesota
Series 2015A, Rev., 5.00%, 8/1/2026	80,000	80,143
Series 2019B, Rev., 5.00%, 10/1/2026	20,000	20,156
Total Minnesota		124,094,001
Mississippi — 0.4%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2007B, Rev., VRDO, 2.85%, 6/1/2026 (c)	20,000,000	20,000,000
Mississippi Business Finance Corp., Waste Management, Inc., Project Series 2004, Rev., 0.70%, 9/1/2026 (c)	1,250,000	1,242,039
Mississippi Development Bank, Department of Corrections East Correctional Facility Refunding Bonds Project Series C, Rev., 5.00%, 8/1/2027	40,000	41,015
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Series A, Rev., 5.00%, 8/1/2026	35,000	35,120
Mississippi Development Bank, Desoto County Mississippi Highway Project
Series 2024A, Rev., 5.00%, 1/1/2028	2,020,000	2,092,487
Series 2024A, Rev., 5.00%, 1/1/2029	2,000,000	2,114,594
Mississippi Development Bank, Ranking County School District Project Series 2017, Rev., 5.00%, 6/1/2030	1,765,000	1,802,457
State of Mississippi
Series 2017A, GO, 5.00%, 10/1/2026	50,000	50,403
Series 2018A, GO, 5.00%, 11/1/2026 (b)	160,000	161,528
Series 2016B, GO, 5.00%, 12/1/2026 (b)	45,000	45,520
Series 2017A, GO, 5.00%, 10/1/2027 (b)	1,070,000	1,102,722
Total Mississippi		28,687,885
Missouri — 1.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Mass Sales Tax Series 2019, Rev., 5.00%, 10/1/2026	140,000	141,010
City of Kansas City
Series 2017C, Rev., 5.00%, 9/1/2027	60,000	61,661
Series 2018A, GO, 5.00%, 2/1/2028	50,000	51,888
City of Kansas City Sanitary Sewer System Series 2016A, Rev., 5.00%, 1/1/2028	30,000	30,052
City of Kansas City, Missouri Special Obligation Series A, Rev., 5.00%, 10/1/2029	450,000	450,763
City of Springfield Public Utility Series 2025, Rev., 5.00%, 8/1/2026	3,090,000	3,101,893
City of St. Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	75,000	77,205
County of Dunklin Series 2021, Rev., 3.00%, 12/1/2026	400,000	399,964

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2026	3,500,000	3,535,338
Series 2024, Rev., 5.00%, 11/1/2027	4,000,000	4,140,290
Series 2024, Rev., 5.00%, 11/1/2028	1,500,000	1,585,645
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (c)	18,210,000	18,944,442
Health and Educational Facilities Authority of the State of Missouri, Coxhealth Obligated Group
Series 2025B, Rev., 5.00%, 11/15/2027	1,000,000	1,029,521
Series 2025B, Rev., 5.00%, 11/15/2028	1,500,000	1,573,138
Series 2025B, Rev., 5.00%, 11/15/2030	1,860,000	2,010,202
Health and Educational Facilities Authority of the State of Missouri, Mercy Health
Series 2018A, Rev., 5.00%, 6/1/2027	25,000	25,509
Series 2018A, Rev., 5.00%, 6/1/2029	205,000	215,100
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group
Series 2022A, Rev., 5.00%, 6/1/2026	175,000	175,000
Series 2023A, Rev., 5.00%, 6/1/2028 (c)	975,000	1,012,861
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2016, Rev., 5.00%, 11/15/2028	220,000	220,379
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc. Series 2016, Rev., 5.00%, 11/15/2029	395,000	395,674
Liberty Public School District No. 53 Series 2023, GO, 5.00%, 3/1/2027	100,000	101,782
Missouri Development Finance Board, Procter & Gamble Co. Project Series 1999, Rev., 5.20%, 3/15/2029	1,165,000	1,225,209
Missouri Highway and Transportation Commission, State Appropriations Mega Projects State Road Series 2025A, Rev., 5.00%, 5/1/2028	20,900,000	21,892,238
Missouri Joint Municipal Electric Utility Commission, Iatan Project 2
Series 2023, Rev., 5.00%, 1/1/2028	20,000	20,680
Series 2023, Rev., 5.00%, 1/1/2029	200,000	211,198
Missouri State Board of Public Buildings Series 2020B, Rev., 5.00%, 10/1/2026	40,000	40,293
St. Louis County Library District Series 2013, COP, 4.00%, 4/1/2027	2,010,000	2,010,906
Total Missouri		64,679,841
Nebraska — 0.7%
City of Lincoln, Electric System
Series 2016, Rev., 5.00%, 9/1/2026	55,000	55,308
Series 2018, Rev., 5.00%, 9/1/2026	20,000	20,112
Series 2020A, Rev., 5.00%, 9/1/2026	75,000	75,419
Series 2020A, Rev., 5.00%, 9/1/2027	115,000	118,341
Series 2018, Rev., 5.00%, 9/1/2028	25,000	25,424
Gretna Public Schools Series 2017A, GO, 4.25%, 6/15/2027 (b)	2,540,000	2,582,441
Metropolitan Utilities District of Omaha Water System Series 2026, Rev., 5.00%, 12/1/2027	6,000,000	6,214,866
Nebraska Public Power District
Series 2026B, Rev., 5.00%, 1/1/2028	4,500,000	4,662,902
Series 2023A, Rev., 5.00%, 7/1/2028	375,000	388,817
Series 2026B, Rev., 5.00%, 7/1/2028	17,260,000	17,882,591
Series 2026A, Rev., 5.00%, 1/1/2029	1,500,000	1,586,677
Series 2026B, Rev., 5.00%, 1/1/2029	4,240,000	4,485,007
Omaha Public Power District
Series 2018A, Rev., 5.00%, 2/1/2027	65,000	66,009
Series 2022B, Rev., 5.00%, 2/1/2028	20,000	20,785

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nebraska — continued
Series 2025C, Rev., 5.00%, 2/1/2028	4,505,000	4,681,867
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	2,700,000	2,732,134
Total Nebraska		45,598,700
Nevada — 0.7%
Clark County School District, Limited Tax
Series 2015C, GO, 5.00%, 6/15/2026	115,000	115,097
Series 2016B, GO, 5.00%, 6/15/2026	150,000	150,129
Series 2017A, GO, 5.00%, 6/15/2026	500,000	500,430
Series 2021C, GO, 5.00%, 6/15/2026	55,000	55,047
Series 2025B, GO, 5.00%, 6/15/2027	30,500,000	31,242,001
Series 2017C, GO, 5.00%, 6/15/2028	300,000	310,279
Series 2019A, GO, A.G., 5.00%, 6/15/2029	25,000	25,586
Clark County School District, Limited Tax, Various Purpose
Series 2016F, GO, 3.00%, 6/15/2026	100,000	99,999
Series 2024C, GO, 5.00%, 6/15/2027	1,400,000	1,434,059
County of Clark
Series 2017, Rev., 5.00%, 7/1/2026	50,000	50,086
Series 2016B, GO, 5.00%, 11/1/2026	225,000	227,193
Series 2018, GO, 5.00%, 12/1/2026	1,525,000	1,542,960
Series 2019A, GO, 5.00%, 12/1/2027	35,000	36,256
County of Clark Passenger Facility Charge Series 2022B, Rev., 5.00%, 7/1/2026	380,000	380,635
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2026	70,000	70,117
County of Clark, Indexed Fuel and Subordinate Motor Vehicle Tax
Series 2019, Rev., 5.00%, 7/1/2026	25,000	25,043
Series 2024, Rev., 5.00%, 7/1/2026	2,500,000	2,504,316
County of Clark, Limited Tax
Series 2017, GO, 5.00%, 6/1/2026	100,000	100,000
Series 2016A, GO, 5.00%, 11/1/2027	600,000	601,050
Series 2016B, GO, 5.00%, 11/1/2027	3,000,000	3,028,441
County of Clark, Motor Vehicle Fuel Tax Series 2020C, Rev., 5.00%, 7/1/2026	235,000	235,406
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2026	205,000	205,342
County of Clark, Stadium Improvement, Limited Tax Series 2018A, GO, 5.00%, 6/1/2029	135,000	141,570
County of Clark, Transportation Improvement, Limited Tax Series 2018B, GO, 5.00%, 12/1/2029	215,000	227,803
Las Vegas Valley Water District
Series 2016B, GO, 5.00%, 6/1/2026	20,000	20,000
Series 2018B, GO, 5.00%, 6/1/2026	360,000	360,000
Series 2020D, GO, 5.00%, 6/1/2026	30,000	30,000
State of Nevada Series 2025A, GO, 5.00%, 10/1/2026	2,905,000	2,928,691
State of Nevada Highway Improvement, Motor Vehicle Fuel Tax Series 2016, Rev., 5.00%, 12/1/2027	35,000	35,065
State of Nevada, Capital Improvement and Cultural Affairs Series 2020A, GO, 5.00%, 5/1/2027	50,000	51,150
Truckee Meadows Water Authority
Series 2017, Rev., 5.00%, 7/1/2026	150,000	150,282
Series 2017, Rev., 5.00%, 7/1/2027	1,000,000	1,025,791
Total Nevada		47,909,824

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act
Series 2015A, Rev., 3.30%, 8/3/2027 (c)	3,000,000	3,004,834
Series 2015B, Rev., 3.30%, 8/3/2027 (c)	1,000,000	1,001,611
State of New Hampshire Series 2025B, GO, 5.00%, 11/1/2027	600,000	620,788
Total New Hampshire		4,627,233
New Jersey — 13.8%
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project
Series 2025, Rev., GTD, 4.00%, 10/14/2026	17,000,000	17,078,462
Series 2026A, Rev., GTD, 4.00%, 5/19/2027	42,575,761	43,134,857
Borough of Beach Haven Series 2026, GO, BAN, 4.00%, 4/29/2027	12,700,000	12,844,739
Borough of Carlstadt, GO, BAN, 4.00%, 4/30/2027	10,000,000	10,123,417
Borough of Carteret Series 2026, GO, BAN, 4.00%, 5/26/2027	33,070,000	33,523,605
Borough of Franklin Lakes Series 2026, GO, BAN, 4.00%, 6/11/2027 (e)	5,599,700	5,671,945
Borough of Point Pleasant Beach Series 2025, GO, BAN, 4.00%, 11/6/2026	7,530,000	7,570,926
Borough of Roseland, GO, BAN, 4.00%, 6/2/2027 (e)	9,359,475	9,475,623
Borough of South River, Water Utility Series 2025A, GO, BAN, 4.00%, 12/8/2026	9,081,000	9,138,388
Borough of Wood-Ridge, GO, BAN, 4.00%, 5/12/2027	17,500,000	17,727,997
Burlington County Bridge Commission, Government Leasing Program Series 2025D, Rev., 4.00%, 12/9/2026	22,800,000	22,954,518
City of Asbury Park, Transportation Sewer Utility Series 2026A, GO, BAN, 4.00%, 1/12/2027	17,950,000	18,081,545
City of Bayonne Series 2016, GO, 5.00%, 7/1/2026 (b)	25,000	25,049
City of East Orange Series 2025, GO, BAN, 4.00%, 10/14/2026	16,840,900	16,922,435
City of Gloucester City Series 2026, GO, BAN, 4.00%, 5/11/2027	4,342,000	4,391,490
City of Jersey City
Series 2025A, GO, BAN, 4.00%, 7/8/2026	10,700,000	10,713,647
Series 2025C, GO, BAN, 4.00%, 10/20/2026	26,600,000	26,727,326
City of New Brunswick Series 2025, GO, BAN, 4.00%, 9/8/2026	6,280,000	6,300,100
City of Sea Isle City Series 2025, GO, BAN, 4.00%, 10/15/2026	24,660,000	24,788,883
City of Wildwood Series 2025A, GO, BAN, 4.00%, 10/2/2026	11,200,000	11,246,958
City of Woodbury Series 2025A, GO, BAN, 4.00%, 12/9/2026	7,654,800	7,704,252
County of Monmouth, GO, 5.00%, 7/15/2026	25,000	25,068
Cumberland County Improvement Authority (The) Series 2018, Rev., GTD, 4.00%, 10/1/2028 (b)	160,000	165,087
Essex County Improvement Authority, Essex County Family Court Building Project Series 2026, Rev., GTD, 4.00%, 3/12/2027	50,000	50,542
Hudson County Improvement Authority Series 2026, Rev., 4.00%, 6/11/2027 (e)	9,250,000	9,379,361
Hudson County Improvement Authority, Courthouse Project
Series 2020, Rev., 5.00%, 10/1/2026	195,000	196,420
Series 2020, Rev., 5.00%, 10/1/2027	30,000	30,918
Hudson County Improvement Authority, Local Unit Loan Program Series B-1, Rev., GTD, 4.00%, 6/24/2026	15,000,000	15,009,945
Jersey City Municipal Utilities Authority, Water Project Series 2026A, Rev., 4.00%, 4/30/2027	35,920,000	36,366,568
Jersey City Redevelopment Agency, Bayfront Redevelopment Project Series 2025A, Rev., GTD, 5.00%, 12/9/2026	13,000,000	13,156,313
Marlboro Township Board of Education, GO, 4.00%, 7/15/2026	5,345,031	5,353,335
New Jersey Building Authority Series 2016A, Rev., 5.00%, 6/15/2026 (b)	40,000	40,036
New Jersey Economic Development Authority Series A, Rev., 4.00%, 11/1/2027	25,000	25,475
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2028	1,075,000	1,077,790
New Jersey Economic Development Authority, RWJ Barnabas Health Series 1997A, Rev., NATL - RE, Zero Coupon, 7/1/2026 (b)	2,330,000	2,324,047
New Jersey Economic Development Authority, School Facilities Construction
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,730,000	2,732,319

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Series 2019GGG, Rev., 5.25%, 9/1/2026 (f)	3,500,000	3,521,642
Series AAA, Rev., 5.00%, 12/15/2026 (b)	105,000	106,378
Series BBB, Rev., 5.50%, 12/15/2026 (b)	45,000	45,710
Series XX, Rev., 4.38%, 6/15/2027	25,000	25,015
Series 2024SSS, Rev., 5.00%, 6/15/2027	1,600,000	1,638,493
Series 2023RRR, Rev., 5.00%, 3/1/2028	65,000	67,634
Series WW, Rev., 5.25%, 6/15/2028	50,000	50,062
New Jersey Educational Facilities Authority, Princeton University
Series 2016A, Rev., 5.00%, 7/1/2026	25,000	25,047
Series 2016B, Rev., 5.00%, 7/1/2026	230,000	230,431
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group Series 2019B-3, Rev., 5.00%, 7/1/2026 (c)	1,000,000	1,001,823
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Series 2016A, Rev., 5.00%, 7/1/2026	195,000	195,356
New Jersey Health Care Facilities Financing Authority, Valley Health System Obligated Series 2019, Rev., 5.00%, 7/1/2026	50,000	50,087
New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group
Series 2013, Rev., 5.00%, 7/1/2026	1,125,000	1,128,748
Series 2013, Rev., 5.00%, 7/1/2027	190,000	191,322
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Immediate Delivery Series 2025-2, Rev., AMT, 5.00%, 6/2/2026 (c)	16,000,000	16,000,923
New Jersey Infrastructure Bank Series 2017A R2, Rev., GTD, 4.00%, 9/1/2026	35,000	35,120
New Jersey Infrastructure Bank, Environmental Financing Program Series 2015A-R1, Rev., GTD, 5.00%, 9/1/2026	35,000	35,206
New Jersey Transportation Trust Fund Authority Series 2019BB, Rev., 5.00%, 12/15/2028 (b)	155,000	164,630
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	400,000	370,743
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	65,000	65,091
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2021A, Rev., 5.00%, 6/15/2026	100,000	100,085
Series 2018A, Rev., 5.00%, 12/15/2026	25,000	25,307
Series 2019A, Rev., 5.00%, 12/15/2026	150,000	151,844
Series 2018A, Rev., 5.00%, 12/15/2027	70,000	72,496
Series 2019A, Rev., 5.00%, 12/15/2027	30,000	31,070
Series 2021A, Rev., 5.00%, 6/15/2028	25,000	26,180
Series 2021A, Rev., 5.00%, 6/15/2029	25,000	26,624
Series 2006C, Rev., NATL - RE, Zero Coupon, 12/15/2030	7,000,000	6,071,880
New Jersey Turnpike Authority
Series 2014A, Rev., 5.00%, 1/1/2027	825,000	826,495
Series 2017E, Rev., 5.00%, 1/1/2029	40,000	41,495
Series 2024A, Rev., 5.00%, 1/1/2030	2,235,000	2,414,274
State of New Jersey
GO, 4.00%, 6/1/2027 (b)	45,000	45,637
GO, 5.00%, 6/1/2027	20,000	20,481
State of New Jersey, COVID-19 Emergency Bonds
Series 2020A, GO, 5.00%, 6/1/2026	400,000	400,000
Series 2020A, GO, 5.00%, 6/1/2028	365,000	382,359
Series 2020A, GO, 5.00%, 6/1/2029	50,000	53,431
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	4,540,000	4,540,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Series 2018A, Rev., 5.00%, 6/1/2027	720,000	735,514
Town of Morristown, GO, BAN, 4.25%, 6/2/2026	6,360,110	6,360,345
Township of Boonton, GO, BAN, 4.00%, 8/28/2026	8,066,000	8,084,425
Township of Cherry Hill Series 2025, GO, BAN, 4.00%, 11/23/2026	29,863,179	30,070,710
Township of Edison Series 2025, GO, BAN, 4.00%, 11/5/2026	25,870,000	26,023,145
Township of Hamilton
Series 2025, GO, BAN, 4.25%, 6/5/2026	8,150,000	8,151,305
Series 2025B, GO, BAN, 4.00%, 10/7/2026	37,000,000	37,170,722
Township of Hillside Series 2025, GO, BAN, 4.00%, 12/15/2026	8,524,914	8,576,699
Township of Jefferson, GO, BAN, 4.00%, 6/11/2027 (e)	16,418,146	16,624,110
Township of Livingston Series 2025, GO, BAN, 4.00%, 12/3/2026	35,635,000	35,885,004
Township of Logan Series 2025, GO, BAN, 4.00%, 10/2/2026	15,289,000	15,353,117
Township of Maple Shade Series 2025A, GO, BAN, 4.00%, 11/4/2026	12,811,000	12,876,919
Township of Montville Series 2025, GO, BAN, 4.00%, 11/3/2026	13,474,000	13,553,827
Township of Moorestown Series 2026, GO, BAN, 4.00%, 5/18/2027	17,705,070	17,952,045
Township of Parsippany-Troy Hills Series 2025, GO, BAN, 4.00%, 10/27/2026	36,190,000	36,399,218
Township of Pemberton Series 2026, GO, BAN, 4.00%, 5/19/2027	10,335,000	10,468,741
Township of Piscataway Series 2025, GO, BAN, 4.00%, 10/29/2026	21,721,675	21,850,198
Township of Saddle Brook, GO, BAN, 4.00%, 5/7/2027	12,015,000	12,162,315
Township of Teaneck Series 2025, GO, BAN, 4.00%, 12/14/2026	31,400,000	31,623,738
Township of Washington Series 2025, GO, BAN, 4.25%, 7/2/2026	7,420,189	7,428,255
Township of Wayne Series 2025, GO, 4.00%, 10/28/2026	9,280,000	9,334,084
Township of West Deptford Series 2014, GO, 3.00%, 9/1/2026	100,000	100,008
Township of West Orange Series 2026, GO, BAN, 4.00%, 3/17/2027	7,287,392	7,348,310
Township of West Windsor, GO, BAN, 4.00%, 10/27/2026	25,670,000	25,819,464
Township of Woodbridge, GO, BAN, 4.00%, 10/9/2026	44,917,000	45,128,114
Total New Jersey		887,338,837
New Mexico — 0.3%
Albuquerque Bernalillo County Water Utility Authority
Series 2018, Rev., 5.00%, 7/1/2026	100,000	100,185
Series 2020, Rev., 5.00%, 7/1/2026	20,000	20,037
Albuquerque Bernalillo County Water Utility Authority, Senior Lien Joint Water and Sewer System
Series 2017, Rev., 5.00%, 7/1/2026	150,000	150,278
Series 2017, Rev., 5.00%, 7/1/2027	1,075,000	1,101,795
Albuquerque Municipal School District No. 12 Series 2017, GO, 5.00%, 8/1/2026	1,200,000	1,204,373
City of Albuquerque Series 2018A, GO, 5.00%, 7/1/2026	35,000	35,065
New Mexico Finance Authority, Senior Lien Public Project Series 2025A-1, Rev., 5.00%, 6/1/2026	30,000	30,000
New Mexico Finance Authority, State Transportation, Subordinate Lien
Series 2018A, Rev., 5.00%, 6/15/2026	175,000	175,153
Series 2021A, Rev., 5.00%, 6/15/2026	1,830,000	1,831,598
Series 2021A, Rev., 5.00%, 6/15/2030	45,000	48,995
New Mexico Finance Authority, Subordinate Lien Public Project Series 2025C, Rev., 5.00%, 12/15/2026	7,550,000	7,645,249
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2025G-2, Class I, Rev., GNMA / FNMA / FHLMC, 3.00%, 12/1/2026 (c)	3,910,000	3,910,120
State of New Mexico Severance Tax Permanent Fund
Series 2017A, Rev., 5.00%, 7/1/2026	40,000	40,074
Series 2020A, Rev., 5.00%, 7/1/2026	985,000	986,821
Series 2021A, Rev., 5.00%, 7/1/2026	70,000	70,129

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Mexico — continued
Series 2022A, Rev., 5.00%, 7/1/2026	4,580,000	4,588,468
Series 2022B, Rev., 5.00%, 7/1/2026	40,000	40,074
Series 2020A, Rev., 5.00%, 7/1/2029	25,000	26,725
State of New Mexico, Capital Project Series 2025, GO, 5.00%, 3/1/2027 (b)	100,000	101,781
Total New Mexico		22,106,920
New York — 13.0%
Altmar-Parish-Williamstown Central School District Series 2025B, GO, BAN, 4.25%, 6/25/2026	17,765,000	17,779,059
Ausable Valley Central School District Series 2025, GO, BAN, 4.25%, 7/10/2026	5,000,000	5,006,137
Avoca Central School District Series 2025, GO, BAN, 4.25%, 6/25/2026	8,105,000	8,112,863
Barker Central School District Series 2025A, GO, BAN, 4.00%, 6/18/2026	1,665,000	1,665,854
Bath Central School District Series 2025, GO, BAN, 4.00%, 6/26/2026	1,000,000	1,000,840
Brasher Falls Central School District Series 2025, GO, BAN, 4.25%, 7/16/2026	6,600,000	6,608,185
Brocton Central School District Series 2025, GO, BAN, 4.25%, 6/25/2026	10,199,710	10,207,782
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	8,040,000	8,293,098
Canisteo-Greenwood Central School District Series 2025, GO, BAN, 4.25%, 6/26/2026	7,800,000	7,807,883
City of Albany Series 2026, GO, BAN, 4.00%, 3/19/2027	31,900,000	32,135,779
City of Hudson Series 2025, GO, BAN, 4.25%, 6/18/2026	7,560,000	7,563,451
City of Jamestown Series 2026, GO, BAN, 4.00%, 5/14/2027	4,000,000	4,038,894
City of New York, Fiscal Year 2008
Series 2008, Subseries J-11, GO, 5.00%, 8/1/2027	100,000	102,910
Series 2008, Subseries L-6, GO, 5.00%, 4/1/2028	30,000	31,318
City of New York, Fiscal Year 2016 Series E, GO, 5.00%, 8/1/2026	1,035,000	1,039,124
City of New York, Fiscal Year 2017
Series 2017A, Subseries A-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.75%, 6/1/2026 (c)	40,000,000	40,000,000
Series 2017A, Subseries A-1, GO, 5.00%, 8/1/2027	40,000	40,160
Series C, GO, 5.00%, 8/1/2027	55,000	55,886
Series 2017A, Subseries A-1, GO, 5.00%, 8/1/2029	130,000	130,454
City of New York, Fiscal Year 2018 Series 2018A, GO, 5.00%, 8/1/2027	25,000	25,727
City of New York, Fiscal Year 2020 Series 2020C-1, GO, 5.00%, 8/1/2028	30,000	31,553
City of New York, Fiscal Year 2021
Series 2021C, GO, 5.00%, 8/1/2026	80,000	80,319
Series 2021 Subseries A-1, GO, 5.00%, 8/1/2027	95,000	97,764
City of New York, Fiscal Year 2022
Series 2022C, GO, 5.00%, 8/1/2026	50,000	50,199
Series 2022B, Subseries B-1, GO, 5.00%, 8/1/2027	95,000	97,764
City of New York, Fiscal Year 2023
Series 2023B, Subseries B-1, GO, 5.00%, 10/1/2026	25,000	25,202
Series 2023-1, GO, 5.00%, 8/1/2027	270,000	277,856
City of New York, Fiscal Year 2024 Series 2024E, GO, 5.00%, 8/1/2029	1,280,000	1,369,338
City of New York, Fiscal Year 2025
Series 2025A, GO, 5.00%, 8/1/2026	45,000	45,179
Series 2025C, Subseries C-1, GO, 5.00%, 9/1/2026	110,000	110,662
Series 2018A, GO, 5.00%, 8/1/2029	30,000	32,094
City of New York, Fiscal Year 2026
Series 2026A Subseries A-1, GO, 5.00%, 8/1/2027	150,000	154,364
Series 2026, Subseries F-1, GO, 5.00%, 8/1/2029	7,500,000	8,023,466
Series 2026B, Subseries B-1, GO, 5.00%, 8/1/2030	6,500,000	7,062,572

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
City of Schenectady Series 2026, GO, BAN, 4.00%, 5/14/2027	15,752,404	15,930,716
City of Utica Series 2026, GO, BAN, 4.00%, 1/22/2027	13,980,488	14,067,059
Clinton Central School District Series 2025, GO, BAN, 4.25%, 6/25/2026	9,790,000	9,797,748
County of Nassau Series 2016B, GO, 5.00%, 10/1/2028	50,000	50,360
Croton-Harmon Union Free School District Series 2025A, GO, BAN, 4.00%, 6/26/2026	21,132,178	21,150,449
Delaware Academy Central School District at Delhi Series 2025, GO, BAN, 4.25%, 7/22/2026	10,492,486	10,505,760
Depew Union Free School District Series 2025, GO, BAN, 4.00%, 10/28/2026	20,160,000	20,279,148
Elba Central School District Series 2025, GO, BAN, 4.25%, 6/18/2026	11,000,000	11,007,551
Empire State Development Corp., State Personal Income Tax Series 2017A, Rev., 5.00%, 3/15/2027 (b)	25,000	25,490
Enlarged City School District of the City of Troy Series 2026, GO, BAN, 4.00%, 6/4/2027	25,537,566	25,875,566
Geneseo Central School District Series 2025, GO, BAN, 4.25%, 6/25/2026	7,235,000	7,240,776
Gouverneur Central School District Series 2025, GO, BAN, 4.25%, 7/16/2026	20,000,000	20,023,262
Hornell City School District Series 2025, GO, BAN, 4.25%, 6/24/2026	17,170,000	17,181,993
Hudson Falls Central School District Series 2025, GO, BAN, 4.25%, 6/24/2026	9,300,000	9,306,866
Johnstown City School District Series 2025, GO, BAN, 4.25%, 6/26/2026	7,000,000	7,004,864
Lansingburgh Central School District at Troy Series 2025, GO, BAN, 4.25%, 7/10/2026	10,072,658	10,081,857
Lindenhurst Union Free School District Series 2025, GO, TAN, 4.00%, 6/24/2026	450,000	450,334
Lyons Central School District Series 2025, GO, BAN, 4.25%, 6/26/2026	8,876,000	8,882,487
Madrid-Waddington Central School District Series 2025, GO, BAN, 4.00%, 7/24/2026	4,457,500	4,462,458
Metropolitan Transportation Authority Series 2016D, Rev., 5.00%, 11/15/2031	2,010,000	2,028,130
Monticello Central School District Series 2025, GO, BAN, 4.00%, 6/26/2026	4,200,000	4,202,712
New York City Health and Hospitals Corp., Health System Series 2008C, Rev., VRDO, LOC : TD Bank NA, 1.55%, 6/10/2026 (c)	20,600,000	20,600,000
New York City Industrial Development Agency, Queens Baseball Stadium Project
Series 2021A, Rev., A.G., 5.00%, 1/1/2027	500,000	506,019
Series 2021A, Rev., A.G., 5.00%, 1/1/2028	1,250,000	1,291,902
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2013 Series 2013AA-2, Rev., VRDO, LIQ : Barclays Bank plc, 1.60%, 6/10/2026 (c)	35,000,000	35,000,000
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2020 Series 2020CC-1, Rev., 5.00%, 6/15/2026	60,000	60,051
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2020AA, Rev., 5.00%, 6/15/2027	35,000	35,907
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021, Subseries EE2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.75%, 6/1/2026 (c)	65,000,000	65,000,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023DD, Rev., 5.00%, 6/15/2026	75,000	75,064
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026
Series 2026DD, Rev., 5.00%, 6/15/2027	25,000	25,648
Series 2026, Subseries G-1, Rev., 5.00%, 11/1/2028 (e)	2,000,000	2,107,957
Series 2026, Subseries G-1, Rev., 5.00%, 11/1/2029 (e)	3,000,000	3,220,816
Series 2026, Subseries G-1, Rev., 5.00%, 11/1/2030 (e)	2,500,000	2,727,684
New York City Transitional Finance Authority Building Aid Series 2019S-3, Subseries S-3A, Rev., 5.00%, 7/15/2026	95,000	95,282
New York City Transitional Finance Authority Building Aid, Fiscal Year 2018
Series S-1, Rev., 5.00%, 7/15/2029	20,000	20,512
Series S-1, Rev., 5.00%, 7/15/2031	1,775,000	1,818,480
New York City Transitional Finance Authority Future Tax Secured
Series 2022D, Subseries D-1, Rev., 5.00%, 11/1/2026	55,000	55,558
Series 2022C, Subseries C-1, Rev., 5.00%, 2/1/2027	35,000	35,562

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2018 Series 2018, Subseries C-6, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.55%, 6/10/2026 (c)	40,000,000	40,000,000
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2021
Series 2021A, Rev., 5.00%, 11/1/2026	45,000	45,456
Series 2021F, Subseries F-1, Rev., 5.00%, 11/1/2026	225,000	227,281
Series 2021G, Subseries G-1, Rev., 5.00%, 11/1/2028	35,000	36,911
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2023
Series 2023, Subseries E-1, Rev., 5.00%, 11/1/2026	25,000	25,253
Series 2023B, Subseries B-1, Rev., 5.00%, 11/1/2026	125,000	126,267
Series 2023C, Subseries C-1, Rev., 5.00%, 11/1/2026	30,000	30,304
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2026
Series 2022A, Subseries A-1, Rev., 5.00%, 11/1/2027	100,000	103,337
Series 2026, Subseries D-1, Rev., 5.00%, 11/1/2028	6,000,000	6,327,554
Series 2026C, Rev., 5.00%, 11/1/2028	1,310,000	1,381,516
Series 2026, Subseries D-1, Rev., 5.00%, 11/1/2030	3,500,000	3,820,675
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-2, Rev., 5.00%, 7/15/2028	35,000	35,908
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2026 Series 2026S-2, Rev., 5.00%, 7/15/2027	85,000	87,427
New York City Transitional Finance Authority, Future Tax Secured Series C, Rev., 5.00%, 11/1/2027	30,000	30,605
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series C, Rev., 5.00%, 11/1/2026	50,000	50,507
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 -1, Rev., 5.00%, 11/1/2026	130,000	131,318
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries E-1, Rev., 5.00%, 11/1/2028	20,000	21,092
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025C, Subseries C-1, Rev., 5.00%, 7/13/2026	5,000,000	5,248,080
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2029	2,695,000	2,868,048
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025J, Subseries J-1, Rev., 5.00%, 11/1/2027	2,075,000	2,144,249
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2028	9,170,000	9,670,612
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2029	2,630,000	2,825,113
Series 2025J, Subseries J-1, Rev., 5.00%, 11/1/2029	2,755,000	2,959,386
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	2,600,000	2,838,216
New York State Dormitory Authority
Series 2016A, Rev., 5.00%, 7/1/2026	30,000	30,056
Series 2024A, Rev., A.G., 5.00%, 10/1/2026	1,500,000	1,512,435
Series 2017B GRP 1, Rev., 5.00%, 2/15/2027 (b)	50,000	50,874
Series 2017A, Rev., 5.00%, 3/15/2027 (b)	80,000	81,599
Series 2023D, Rev., A.G., 5.00%, 10/1/2027	25,000	25,832
Series 2018-1, Rev., 5.00%, 1/15/2028	110,000	114,062
New York State Dormitory Authority, Columbia University Series A-1, Rev., 5.00%, 10/1/2026	35,000	35,288
New York State Dormitory Authority, Cornell University Series 2020A, Rev., 5.00%, 7/1/2026	95,000	95,197
New York State Dormitory Authority, Health Facilities Improvement Program Lease Series 2018-1, Rev., 5.00%, 1/15/2029	55,000	56,897
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai
Series 2015A, Rev., 5.00%, 7/1/2028	25,000	25,048
Series 2015A, Rev., 5.00%, 7/1/2029	40,000	40,076
New York State Dormitory Authority, New York University Series 2016A, Rev., 5.00%, 7/1/2026	35,000	35,066
New York State Dormitory Authority, Sales Tax
Series 2016A, Rev., 5.00%, 9/15/2026 (b)	415,000	417,963

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2024A, Rev., A.G., 5.00%, 10/1/2027	1,550,000	1,601,554
New York State Dormitory Authority, School Districts Financing Program
Series 2018A, Rev., 5.00%, 10/1/2026	25,000	25,190
Series 2025A, Rev., A.G., 5.00%, 10/1/2027	2,500,000	2,583,152
Series 2026A, Rev., 5.00%, 10/1/2027 (e)	3,640,000	3,750,744
Series 2025A, Rev., A.G., 5.00%, 10/1/2028	1,170,000	1,234,775
Series 2026A, Rev., 5.00%, 10/1/2029 (e)	8,000,000	8,573,302
New York State Dormitory Authority, State Personal Income Tax Series 2005B, Rev., AMBAC, 5.50%, 3/15/2027	110,000	112,517
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2022A, Rev., 5.00%, 3/15/2027 (b)	315,000	320,800
Series 2025C, Rev., 5.00%, 3/15/2031	8,900,000	9,835,524
New York State Dormitory Authority, State Sales Tax
Series 2016A, Rev., 5.00%, 9/15/2026 (b)	50,000	50,328
Series 2016A, Rev., 5.00%, 3/15/2028	30,000	30,206
New York State Dormitory Authority, Touro College and University System Group Series 2017, Rev., 5.00%, 1/3/2028 (b)	550,000	570,144
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2017A, Rev., 5.00%, 6/15/2026	100,000	100,095
Series 2024A, Rev., 5.00%, 6/15/2026	75,000	75,071
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2015D, Rev., 5.00%, 9/15/2026	50,000	50,067
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.67%, 6/10/2026 (c)	22,000,000	22,000,000
New York State Housing Finance Agency, State Personal Income Tax Series 2024A-2, Rev., 3.35%, 6/15/2029 (c)	3,000,000	3,006,936
Owego Apalachin Central School District
Series 2025A, GO, BAN, 4.25%, 7/2/2026	7,019,000	7,025,815
Series 2025B, GO, BAN, 4.25%, 7/17/2026	7,400,000	7,410,757
Palmyra Macedon Central School District Series 2026, GO, BAN, 3.25%, 6/10/2027 (e)	10,565,000	10,588,647
Pembroke Central School District Series 2025, GO, BAN, 3.75%, 12/11/2026	22,000,000	22,121,251
Port Authority of New York and New Jersey, Consolidated
Series 222, Rev., 5.00%, 7/15/2026	20,000	20,058
Series 246, Rev., AMT, 5.00%, 9/1/2026	11,500,000	11,563,730
Series 175, Rev., 4.00%, 12/1/2026	215,000	215,225
Series 243, Rev., 5.00%, 12/1/2026	20,000	20,247
Series 177TH, Rev., AMT, 4.00%, 7/15/2030	500,000	500,252
Randolph Central School District Series 2025, GO, BAN, 4.25%, 6/26/2026	12,500,000	12,509,585
Ridge Road Fire District Series 2025, GO, BAN, 4.00%, 10/21/2026	4,700,000	4,720,646
Romulus Central School District Series 2025, GO, BAN, 4.00%, 6/26/2026	1,750,000	1,751,247
Sidney Central School District Series 2025, GO, BAN, 4.25%, 6/26/2026	8,980,000	8,986,239
Town of Amherst Series 2025, GO, BAN, 4.00%, 10/28/2026	12,930,000	13,005,342
Town of Bethel Series 2026, GO, BAN, 4.00%, 5/14/2027	2,500,000	2,501,776
Town of Harrison Series 2025B, GO, BAN, 3.75%, 12/2/2026	4,070,000	4,090,451
Town of Irondequoit Series 2025B, GO, BAN, 4.00%, 12/11/2026	8,747,000	8,800,848
Town of Milton Series 2025, GO, BAN, 4.00%, 7/24/2026	7,000,000	7,005,132
Town of Oyster Bay Series 2022, GO, A.G., 5.00%, 8/1/2026	25,000	25,104
Triborough Bridge and Tunnel Authority
Series 2023, Subseries B-2, Rev., 5.00%, 11/15/2026	25,000	25,272
Series B, Rev., 5.00%, 11/15/2026	75,000	75,817

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2016A, Rev., 5.00%, 6/29/2026	30,000	30,051
Series 2023A, Rev., 5.00%, 11/15/2026	25,000	25,272
Subseries 2008B-2, Rev., 5.00%, 11/15/2026	20,000	20,218
Series 2026, Subseries A-2, Rev., 5.00%, 11/15/2031	1,500,000	1,662,304
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax
Series 2023A, Rev., 5.00%, 11/15/2026	25,000	25,289
Series 2024B, Rev., BAN, 5.00%, 3/15/2027	1,950,000	1,987,673
United Nations Development Corp. Series 2019A, Rev., 5.00%, 7/1/2026 (b)	145,000	145,266
Utility Debt Securitization Authority, Restructuring Bond Series 2016B, Rev., 5.00%, 12/15/2030	1,500,000	1,502,806
Village of Scotia Series 2025, GO, BAN, 4.25%, 6/26/2026	10,585,000	10,592,736
Webb Union Free School District Series 2025, GO, BAN, 4.25%, 7/16/2026	5,950,000	5,955,379
West Seneca Central School District Series 2025, GO, BAN, 4.00%, 6/26/2026	17,230,000	17,243,782
Wheatland Chili Central School District Series 2025A, GO, BAN, 4.25%, 7/9/2026	3,615,000	3,619,322
Wilson Central School District Series 2025, GO, BAN, 4.25%, 6/24/2026	6,723,684	6,728,516
Total New York		831,313,732
North Carolina — 0.7%
Cape Fear Public Utility Authority, Rev., 4.00%, 8/1/2026	100,000	100,204
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2021C, Rev., 5.00%, 12/1/2028 (c)	3,440,000	3,623,369
City of Charlotte Series 2021A, GO, 5.00%, 6/1/2026	100,000	100,000
City of Charlotte Water and Sewer System
Series 2020, Rev., 5.00%, 7/1/2026	50,000	50,097
Series 2024, Rev., 5.00%, 7/1/2026	40,000	40,077
City of Durham Series 2023, Rev., 5.00%, 10/1/2026	115,000	115,911
City of Raleigh Series 2024, Rev., 5.00%, 10/1/2026	4,750,000	4,789,216
City of Raleigh Combined Enterprise System
Series 2023, Rev., 5.00%, 9/1/2026	120,000	120,738
Series 2016A, Rev., 5.00%, 3/1/2027	1,475,000	1,502,389
County of Buncombe Series 2025, Rev., 5.00%, 6/1/2027	1,995,000	2,042,414
County of Cabarrus
Series 2026, Rev., 5.00%, 4/1/2028	1,925,000	2,007,798
Series 2026, Rev., 5.00%, 4/1/2029	2,155,000	2,298,118
Series 2026, Rev., 5.00%, 4/1/2030	2,850,000	3,097,289
County of Harnett Series 2020, Rev., 5.00%, 12/1/2027	85,000	87,968
County of Mecklenburg Series 2022, GO, 5.00%, 9/1/2026	125,000	125,737
County of New Hanover, New Hanover Regional Medical Center Series 2017, Rev., 5.00%, 10/1/2027 (b)	285,000	294,095
County of Wake Series 2021, Rev., 5.00%, 3/1/2027	20,000	20,356
County of Wake, Hospital System Series 1993, Rev., NATL - RE, 5.13%, 10/1/2026 (b)	30,000	30,235
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 2.80%, 6/1/2026 (c)	15,500,000	15,500,000
North Carolina Medical Care Commission, Duke University Health System Series 2025B, Rev., 5.00%, 6/4/2030 (c)	250,000	267,087
North Carolina Municipal Power Agency No. 1
Series 2016A, Rev., 5.00%, 1/1/2027	45,000	45,082
Series 2016A, Rev., 5.00%, 1/1/2028	230,000	230,431
Series 2016A, Rev., 5.00%, 1/1/2029	870,000	871,594
North Carolina Municipal Power Agency No. 1, Catawba Electric Series A, Rev., 5.00%, 1/1/2027	1,835,000	1,845,361
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien Series 2017, Rev., A.G., 5.00%, 1/1/2028	500,000	506,196

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
State of North Carolina
Series 2026A, GO, 5.00%, 6/1/2026	1,300,000	1,300,000
Series 2025B, Rev., 5.00%, 5/1/2027	1,500,000	1,532,858
Total North Carolina		42,544,620
North Dakota — 0.0% ^
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2020B, Rev., 1.05%, 7/1/2026	125,000	124,668
North Dakota Public Finance Authority Series 2022A, Rev., 5.00%, 10/1/2027	195,000	201,148
West Fargo Public School District No. 6 Series 2017, GO, 4.00%, 8/1/2027	2,375,000	2,413,117
Total North Dakota		2,738,933
Ohio — 5.3%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron
Series 2022A, Rev., 5.00%, 11/15/2026	465,000	469,641
Series 2022A, Rev., 5.00%, 11/15/2027	470,000	485,031
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group Series 2020, Rev., 4.00%, 11/15/2030 (b)	1,925,000	2,023,865
Akron City School District, Unlimited Tax Series 2025, GO, 4.00%, 8/6/2026	5,350,000	5,360,669
American Municipal Power, Inc., AMP Fremont Energy Center Project
Series 2017A, Rev., 5.00%, 2/15/2027	25,000	25,364
Series 2017A, Rev., 5.00%, 2/15/2028	70,000	72,491
Central Ohio Solid Waste Authority Series 2025, GO, BAN, 4.00%, 10/28/2026	7,000,000	7,036,538
City of Cleveland, various Purpose Series 2025, GO, BAN, 4.00%, 12/9/2026	7,045,000	7,094,979
City of Columbus Series 2016A, GO, 4.00%, 8/15/2026	90,000	90,089
City of Columbus, Unlimited Tax Series 2024-1, GO, 5.00%, 2/15/2030	3,445,000	3,738,473
City of Columbus, Various Purpose Series 2016-1, GO, 5.00%, 7/1/2026	50,000	50,093
City of Columbus, Various Purpose, Unlimited Tax
Series 2025-2, GO, 5.00%, 4/1/2027	2,580,000	2,632,299
Series 2025A, GO, 5.00%, 10/1/2027	2,260,000	2,333,661
Series 2017-1, GO, 5.00%, 4/1/2029	7,010,000	7,233,674
City of Forest Park Series 2026, GO, BAN, 4.00%, 5/13/2027	2,500,000	2,530,091
City of Hamilton, Limited Tax Various Purpose Series 2025, GO, BAN, 4.00%, 12/15/2026	8,400,000	8,460,630
City of Huber Heights, Income Tax Series 2025, Rev., BAN, 4.25%, 6/25/2026	5,750,000	5,754,074
City of Huber Heights, Various Purpose Series 2025, GO, BAN, 5.00%, 6/25/2026	26,151,000	26,182,206
City of Hudson, Limited Tax Series 2025, GO, BAN, 4.00%, 12/11/2026	35,300,000	35,564,429
City of Lakewood Series 2026, GO, 4.00%, 4/7/2027	10,900,000	10,968,810
City of Macedonia, Various Purpose, GO, BAN, 4.00%, 1/26/2027	8,000,000	8,048,882
City of North Olmsted, Various Purpose Series 2025, GO, BAN, 4.00%, 6/24/2026 (f)	2,875,000	2,876,620
City of Strongsville, First Station Construction Series 2025, GO, 4.00%, 12/9/2026	3,500,000	3,523,899
Columbus-Franklin County Finance Authority, Multi Family Housing Westerville Crossing Apartments Series 2024B, Rev., 5.00%, 12/1/2027 (c)	1,400,000	1,439,993
County of Allen, Hospital Facilities Series 2017A, Rev., 5.00%, 8/1/2027	815,000	835,200
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc.
Series 2025C, Rev., VRDO, LOC : PNC Bank NA, 1.50%, 6/10/2026 (c)	17,830,000	17,830,000
Series 2017A, Rev., 5.00%, 8/1/2026	20,000	20,063
County of Cuyahoga, Convention Hotel Project Series 2024, COP, 5.00%, 12/1/2026	5,750,000	5,811,811
County of Franklin Sales Tax, Various Purpose Series 2018, Rev., 5.00%, 6/1/2027	30,000	30,719
County of Hamilton, Sales Tax
Series 2016A, Rev., 5.00%, 12/1/2026	770,000	779,007

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Series 2025, Rev., BAN, 5.00%, 12/1/2026	41,800,000	42,262,341
Series 2016A, Rev., 5.00%, 12/1/2029	1,480,000	1,497,270
County of Hamilton, Trihealth, Inc. Group Project Series 2020A, Rev., 5.00%, 8/15/2027	25,000	25,646
County of Mahoning, Limited Tax Various Tax Series 2025, GO, 4.00%, 10/12/2026	6,270,000	6,285,656
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	305,000	305,957
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax Series 2018, GO, 5.00%, 6/1/2026	500,000	500,000
Kings Local School District, Unlimited Tax Series 2025, GO, BAN, 5.00%, 7/9/2026	4,000,000	4,008,648
Miami University Series 2017, Rev., 5.00%, 9/1/2026	25,000	25,143
Monroe Local School District Series 2025, GO, BAN, 4.00%, 12/2/2026	7,300,000	7,343,863
Ohio Higher Educational Facility Commission, Case Western Reserve University Project Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.23%), 1.80%, 6/11/2026 (d)	5,500,000	5,481,161
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Series 2008B-4, Rev., VRDO, LIQ : Barclays Bank plc, 2.80%, 6/1/2026 (c)	15,000,000	15,000,000
Ohio State University (The)
Series 2020A, Rev., 5.00%, 12/1/2026	35,000	35,422
Series 2020A, Rev., 5.00%, 12/1/2027	100,000	103,671
Ohio Water Development Authority
Series 2019A, Rev., 5.00%, 6/1/2026	180,000	180,000
Series 2019A, Rev., 5.00%, 12/1/2026	30,000	30,358
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2015A, Rev., 5.00%, 6/1/2026	75,000	75,000
Series 2023A, Rev., 5.00%, 6/1/2026	170,000	170,000
Series 2017A, Rev., 5.00%, 6/1/2027	35,000	35,849
Series 2020B, Rev., 5.00%, 12/1/2029	30,000	32,418
Ohio Water Development Authority, Drinking Water Assistance Series 2019, Rev., 5.00%, 6/1/2027	40,000	40,971
Ohio Water Development Authority, Fresh Water Revolving Fund
Series 2024A, Rev., 5.00%, 6/1/2026	45,000	45,000
Series 2016B, Rev., 5.00%, 12/1/2026	35,000	35,418
Series 2024A, Rev., 5.00%, 6/1/2027	25,000	25,607
State of Ohio
Series A, Rev., 5.00%, 6/1/2026	175,000	175,000
Series 2019A, GO, 5.00%, 5/1/2027 (b)	25,000	25,557
Series T, GO, 5.00%, 11/1/2027	25,000	25,895
State of Ohio, Capital Facilities Lease Appropriation, Culture and Sports Facilities Building Fund Projects Series 2025A, Rev., 5.00%, 4/1/2027	40,000	40,798
State of Ohio, Capital Facilities Lease Appropriation, Park and Recreation Improvement Fund Project
Series 2025A, Rev., 5.00%, 12/1/2027	4,890,000	5,062,187
Series 2025A, Rev., 5.00%, 12/1/2028	6,060,000	6,417,822
State of Ohio, Cleveland Clinic Health System, Inc. Series 2021B, Rev., 5.00%, 1/1/2027	125,000	126,628
State of Ohio, Conservation Projects Series 2025A, GO, 5.00%, 9/1/2027	3,450,000	3,558,846
State of Ohio, Culture and Sports Facilities Building Fund Projects Series 2021A, Rev., 5.00%, 4/1/2029	20,000	21,327
State of Ohio, Higher Education Series 2025D, GO, 5.00%, 11/1/2027	12,085,000	12,517,423
State of Ohio, Infrastructure Improvement
Series 2020B, GO, 5.00%, 8/1/2026	40,000	40,161
Series 2021B, GO, 5.00%, 2/1/2027	20,000	20,333
Series 2025A, GO, 5.00%, 3/1/2029	11,500,000	12,254,685
Series 2025A, GO, 5.00%, 3/1/2030	7,500,000	8,145,849
State of Ohio, Major New Infrastructure Project Series 2018-1, Rev., 5.00%, 6/15/2026	115,000	115,098

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Major New State Infrastructure Project
Series 2026-1, Rev., 5.00%, 12/15/2027	10,280,000	10,651,264
Series 2024-1, Rev., 5.00%, 12/15/2028	1,175,000	1,243,001
Series 2026-1, Rev., 5.00%, 12/15/2028	20,000,000	21,157,468
Series 2024-1, Rev., 5.00%, 12/15/2029	1,605,000	1,731,693
State of Ohio, Mental Health Facilities Improvement Fund Projects
Series 2018A, Rev., 5.00%, 6/1/2026	100,000	100,000
Series 2025A, Rev., 5.00%, 2/1/2027	1,750,000	1,777,754
Series 2018A, Rev., 5.00%, 6/1/2028	75,000	78,582
Series 2025A, Rev., 5.00%, 2/1/2029	2,500,000	2,650,769
State of Ohio, State Infrastructure Project
Series 2016-1, Rev., 5.00%, 6/15/2026	50,000	50,042
Series 2018-1, Rev., 5.00%, 12/15/2026	20,000	20,261
Series 2021-1A, Rev., 5.00%, 12/15/2026	55,000	55,718
Total Ohio		340,912,861
Oklahoma — 1.7%
Canadian County Educational Facilities Authority, Mustang Public Schools Project Series 2017, Rev., 5.00%, 9/1/2027	1,045,000	1,050,091
Canadian County Educational Facilities Authority, Yukon Public Schools Project Series 2023, Rev., 5.00%, 9/1/2029	1,205,000	1,279,249
Canadian County Independent School District No. 69 Mustang
Series 2024C, GO, 4.00%, 6/1/2026	2,565,000	2,565,000
Series 2023, GO, 4.00%, 6/1/2027	3,530,000	3,569,488
Series 2026A, GO, 4.00%, 6/1/2028 (e)	2,810,000	2,877,025
Series 2026A, GO, 4.00%, 6/1/2030 (e)	4,810,000	5,015,950
City of Oklahoma City
Series 2016, GO, 5.00%, 3/1/2027	1,125,000	1,145,214
Series 2025, GO, 5.00%, 3/1/2027	4,070,000	4,143,129
Series 2024, GO, 5.00%, 3/1/2028	50,000	52,114
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2023A, Rev., 5.00%, 6/1/2028	1,700,000	1,769,361
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 6/1/2026	310,000	310,000
Series 2016A, Rev., 5.00%, 6/1/2026	170,000	170,000
Series 2016A, Rev., 5.00%, 6/1/2027	145,000	146,496
Series 2016A, Rev., 5.00%, 6/1/2028	55,000	55,598
Oklahoma City Public Property Authority, Sales Tax Series 2026, Rev., 5.00%, 6/1/2029 (e)	9,000,000	9,562,802
Oklahoma City Water Utilities Trust Series 2016, Rev., 5.00%, 7/1/2026 (b)	20,000	20,037
Oklahoma City Water Utilities Trust, Water and Sewer System Series 2016, Rev., 5.00%, 7/1/2026 (b)	50,000	50,093
Oklahoma County Independent School District No. 52 Midwest City-Del City
Series 2026, GO, 5.00%, 7/1/2028 (e)	3,920,000	4,098,133
Series 2026, GO, 4.00%, 7/1/2030 (e)	5,920,000	6,176,664
Series 2026, GO, 4.00%, 7/1/2031 (e)	4,935,000	5,172,509
Oklahoma County Independent School District No. 89 Oklahoma City Series 2026A, GO, 4.00%, 7/1/2029	10,400,000	10,760,030
Oklahoma Development Finance Authority, Health System, Integris Obligated Group Series 2020C, Rev., VRDO, 2.05%, 6/10/2026 (c)	12,610,000	12,610,000
Oklahoma Development Finance Authority, State System of Higher Education Master Real Property Series 2024B, Rev., 5.00%, 6/1/2027	1,340,000	1,369,041
Oklahoma Municipal Power Authority, Power Supply System Series 2021A, Rev., A.G., 5.00%, 1/1/2027	20,000	20,251
Oklahoma State University Series 2020A, Rev., 5.00%, 9/1/2027	760,000	780,371

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — continued
Oklahoma Turnpike Authority Series 2017D, Rev., 5.00%, 1/1/2027	40,000	40,561
Oklahoma Turnpike Authority, Turnpike System, Second Senior
Series 2020A, Rev., 5.00%, 1/1/2027	75,000	76,051
Series 2017D, Rev., 5.00%, 1/1/2028	105,000	109,050
Tulsa County Independent School District No. 1 Tulsa
Series 2023B, GO, 4.00%, 8/1/2027	25,000	25,384
Series 2025A, GO, 4.00%, 4/1/2028	4,325,000	4,422,378
Series 2025A, GO, 3.50%, 4/1/2029	5,230,000	5,312,911
Series 2025A, GO, 4.00%, 4/1/2030	5,225,000	5,454,365
Tulsa County Independent School District No. 4 Bixby
Series 2025, GO, 5.00%, 6/1/2027	8,560,000	8,743,815
Series 2026, GO, 5.00%, 6/1/2028 (e)	2,000,000	2,086,756
Tulsa County Industrial Authority, Broken Arrow Public School Project Series 2019A, Rev., 5.00%, 9/1/2027	170,000	174,557
Tulsa County Industrial Authority, Educational Facilities Lease Owasso Public School Project
Series 2025, Rev., 5.00%, 9/1/2026	1,000,000	1,004,834
Series 2025, Rev., 5.00%, 9/1/2027	545,000	558,728
Series 2025, Rev., 5.00%, 9/1/2028	1,000,000	1,047,016
Series 2025, Rev., 5.00%, 9/1/2029	1,600,000	1,705,236
Series 2025, Rev., 5.00%, 9/1/2030	1,000,000	1,082,625
Total Oklahoma		106,612,913
Oregon — 0.2%
Clackamas County School District No. 46 Oregon Trail Series 2017, GO, 5.00%, 6/15/2029	1,500,000	1,535,645
Linn and Benton Counties School District No. 8J Greater Albany Series 2017, GO, 5.00%, 6/15/2026	50,000	50,043
Oregon State Facilities Authority, Reed College Project Series 2017A, Rev., 4.00%, 7/1/2027 (b)	125,000	126,780
Portland Community College District Series 2023, GO, 5.00%, 6/15/2026	150,000	150,135
State of Oregon Series L, GO, 5.00%, 8/1/2026	25,000	25,102
State of Oregon, Article XI-F Project Series 2025F, GO, 5.00%, 8/1/2027	2,000,000	2,057,958
State of Oregon, Article XI-G Project Series 2025G, GO, 5.00%, 8/1/2027	5,315,000	5,469,023
State of Oregon, Article XI-M, XI-N and XI-P State Grant Program Series 2019D, GO, 5.00%, 6/1/2026	50,000	50,000
State of Oregon, Article XI-Q State Project Series 2023J, GO, 5.00%, 11/1/2026	25,000	25,260
State of Oregon, Interstate 5 Bridge Replacement Project Series 2025E, GO, 5.00%, 5/15/2027	2,645,000	2,707,756
Tri-County Metropolitan Transportation District of Oregon
Series 2017A, Rev., 5.00%, 10/1/2027	60,000	61,745
Series 2018A, Rev., 5.00%, 10/1/2028	100,000	103,909
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax Series 2017A, Rev., 5.00%, 9/1/2026 (b)	960,000	965,536
Washington and Multnomah Counties School District No. 48J Beaverton, Convertible Deferred Interest Series D, GO, 5.00%, 6/15/2026	35,000	35,031
Total Oregon		13,363,923
Other — 0.5%
2026 Loan Holding-1 Series CR-2026, Rev., (SIFMA Municipal Swap Index Yield + 0.88%), 2.45%, 6/10/2026 (d) (f)	29,000,000	28,751,976
Pennsylvania — 4.6%
Allegheny County Higher Education Building Authority, Robert Morris University
Series 2016, Rev., 5.00%, 10/15/2026 (b)	1,115,000	1,124,034
Series 2017, Rev., 5.00%, 10/15/2027 (b)	4,670,000	4,813,739
Allegheny County Hospital Development Authority, Pittsburgh Medical Center Series 2019A, Rev., 5.00%, 7/15/2026	110,000	110,263

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020A, Rev., 5.00%, 9/1/2026	50,000	50,254
City of Philadelphia
Series 2017A, GO, 5.00%, 8/1/2026	315,000	316,164
Series 2025C, GO, 5.00%, 8/1/2027	3,060,000	3,142,963
Series 2019B, GO, 5.00%, 2/1/2028	150,000	155,814
Series 2021A, GO, 5.00%, 5/1/2028	90,000	94,014
Series 2025C, GO, 5.00%, 8/1/2030	5,425,000	5,907,690
City of Philadelphia Water and Wastewater
Series 2014A, Rev., 5.00%, 7/1/2026	2,710,000	2,714,633
Series 2019A, GO, 5.00%, 8/1/2026	195,000	195,721
Commonwealth Financing Authority Series 2019B, Rev., 5.00%, 6/1/2027	155,000	158,313
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Series 2018, Rev., 5.00%, 6/1/2026	940,000	940,000
Series 2018, Rev., 5.00%, 6/1/2027	1,350,000	1,380,495
Series 2018, Rev., 5.00%, 6/1/2028	2,795,000	2,919,130
Series 2018, Rev., 5.00%, 6/1/2029	5,440,000	5,669,006
Series 2018, Rev., 5.00%, 6/1/2030	3,445,000	3,584,350
Commonwealth of Pennsylvania
Series 2023A, GO, 5.00%, 9/1/2026	45,000	45,270
Series 1ST, GO, 5.00%, 9/15/2026	20,000	20,139
Series 2016, GO, 5.00%, 9/15/2026	20,000	20,139
Series 2016, GO, A.G. - CR, 5.00%, 9/15/2026	50,000	50,349
Series 2017, GO, 5.00%, 1/1/2027	1,105,000	1,120,814
Series 2018, GO, 5.00%, 3/1/2027	35,000	35,647
Series 2018A, COP, 5.00%, 7/1/2027	50,000	51,194
Series 2023-1, GO, 5.00%, 8/15/2027	975,000	1,004,196
Series 2016, GO, 5.00%, 9/15/2027	6,325,000	6,368,249
Series 2024A, GO, 4.00%, 2/15/2028	2,150,000	2,205,462
Series 2018A, COP, 5.00%, 7/1/2028	440,000	456,139
Series 2025A, GO, 5.00%, 8/15/2028	18,000,000	18,911,831
Series 2025B, GO, 5.00%, 8/15/2028	6,250,000	6,566,608
County of Allegheny
Series C-75, GO, 5.00%, 11/1/2027	340,000	343,144
Series C-75, GO, 5.00%, 11/1/2028	5,475,000	5,526,003
County of Bucks Series 2017, GO, 5.00%, 6/1/2026	40,000	40,000
County of Luzerne
Series 2025, GO, A.G., 5.00%, 6/15/2026	3,000,000	3,002,512
Series 2025, GO, A.G., 5.00%, 6/15/2027	2,100,000	2,149,869
Series 2025, GO, A.G., 5.00%, 6/15/2028	3,500,000	3,663,801
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project
Series 2016, Rev., 5.00%, 1/1/2028	500,000	500,623
Rev., 5.00%, 1/1/2029	1,815,000	1,817,257
Delaware County Authority, Cabrini University Series 2017, Rev., 5.00%, 7/1/2027 (b)	2,800,000	2,862,025
Delaware Valley Regional Finance Authority, Local Government Series 2024B, Rev., VRDO, LOC : TD Bank NA, 2.80%, 6/1/2026 (c)	30,000,000	30,000,000
Garnet Valley School District Series 2017, GO, 4.00%, 4/1/2027	135,000	135,118

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (c)	14,015,000	14,079,333
Series 2020C, Rev., 5.00%, 4/1/2030 (c)	2,490,000	2,635,192
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2025A, Rev., 5.00%, 6/1/2029	3,400,000	3,617,794
Lancaster County Hospital Authority, Pennsylvania Health System
Series 2016B, Rev., 5.00%, 8/15/2026	1,500,000	1,505,274
Series 2016A, Rev., 5.00%, 8/15/2027	30,000	30,126
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2017A, Rev., 5.00%, 11/15/2026	1,025,000	1,034,484
Series 2016, Rev., 5.00%, 3/15/2027	20,000	20,119
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project
Series 2021A, Rev., AMT, 4.00%, 7/1/2026 (c)	13,000,000	13,010,147
Series 2013, Rev., AMT, VRDO, 2.95%, 8/3/2026 (c)	5,750,000	5,750,000
Series 2017A, Rev., AMT, 3.88%, 8/3/2026 (c)	5,100,000	5,107,727
Series 2025A, Rev., AMT, VRDO, 2.88%, 9/1/2026 (c)	3,000,000	3,000,000
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Series 2019, Rev., 5.00%, 8/15/2028	30,000	31,513
Pennsylvania Higher Educational Facilities Authority, University Of Pennsylvania Health System Series 2016A, Rev., 5.00%, 8/15/2027	75,000	75,354
Pennsylvania State University (The)
Series 2025A, Rev., 5.00%, 9/1/2026	150,000	150,865
Series A, Rev., 5.00%, 9/1/2031	2,000,000	2,010,904
Series B, Rev., 5.00%, 9/1/2031	2,500,000	2,513,630
Pennsylvania Turnpike Commission
Series 2016A-1, Rev., 5.00%, 6/1/2026	200,000	200,000
Series 2016B, Rev., 5.00%, 6/1/2026	20,000	20,000
Series B-2, Rev., 5.00%, 6/1/2026	275,000	275,000
Series 2020, Rev., VRDO, LOC : TD Bank NA, 1.55%, 6/10/2026 (c)	38,000,000	38,000,000
Series 2021B, Rev., 5.00%, 12/1/2026	250,000	252,825
Series 2016A-3, Rev., 5.00%, 12/1/2027	145,000	146,507
Series B-2, Rev., 5.00%, 6/1/2028	30,000	30,663
Series 2021A, Rev., 5.00%, 12/1/2028	40,000	42,362
Series 2024A, Rev., 5.00%, 12/1/2028	20,000	21,181
Series 2017, Rev., 5.00%, 12/1/2029	465,000	481,265
Series 2017-2, Rev., 5.00%, 12/1/2029	25,000	25,807
Series 2019, Rev., 5.00%, 12/1/2029	75,000	79,438
Pennsylvania Turnpike Commission Oil Franchise Tax
Series A, Rev., 5.00%, 12/1/2027	125,000	126,424
Series B, Rev., 5.00%, 12/1/2028	20,000	20,220
Series A, Rev., 5.00%, 12/1/2029	500,000	505,507
Series B, Rev., 5.00%, 12/1/2029	20,000	20,214
Series A, Rev., 5.00%, 12/1/2030	2,035,000	2,057,637
Pennsylvania Turnpike Commission Registration Fee Series 2005A, Rev., A.G., 5.25%, 7/15/2027	20,000	20,597
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017, Rev., 5.00%, 12/1/2028	170,000	176,048
Pennsylvania Turnpike Commission, Subordinate
Series A-2, Rev., 5.00%, 6/1/2026	5,530,000	5,530,000
Series 2009C, Rev., A.G., 6.25%, 6/1/2026	200,000	200,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 2026-1, Rev., 5.00%, 6/1/2027	3,600,000	3,683,763
Series 2026-1, Rev., 5.00%, 6/1/2029	6,775,000	7,198,935
Philadelphia Authority for Industrial Development
Series B-2, Rev., VRDO, LOC : TD Bank NA, 1.55%, 6/10/2026 (c)	16,600,000	16,600,000
Series 2019, Rev., 5.00%, 10/1/2026	205,000	206,431
Series 2019, Rev., 5.00%, 10/1/2027	305,000	313,804
Series 2025B, Rev., 5.00%, 12/1/2027	2,075,000	2,142,485
Series 2019, Rev., 5.00%, 10/1/2028	50,000	52,614
Series 2019, Rev., 5.00%, 10/1/2029	400,000	428,974
Philadelphia Authority for Industrial Development, Multi Family Housing University Square Apartments Projects Series 2017, Rev., 5.00%, 12/1/2026 (b)	9,000,000	9,088,188
Philadelphia Authority for Industrial Development, University Square Apartments Projects Based Section 8, Class III, Rev., 5.25%, 12/1/2026 (b) (f)	2,700,000	2,729,782
Philadelphia Gas Works Co., 1998 General Ordinance
Series 14TH, Rev., 5.00%, 10/1/2026	175,000	176,239
Series 14TH, Rev., 5.00%, 10/1/2028	190,000	191,393
Series 14TH, Rev., 5.00%, 10/1/2029	120,000	120,884
Pittsburgh Water and Sewer Authority Series 2017A, Rev., A.G., 5.00%, 9/1/2026	1,500,000	1,508,275
School District of Philadelphia (The)
Series F, GO, 5.00%, 9/1/2026	15,970,000	16,057,969
Series 2026C, GO, 5.00%, 3/1/2027 (e)	3,000,000	3,048,415
Series 2026B, GO, 5.00%, 9/1/2027 (e)	5,000,000	5,136,236
Series 2026C, GO, 5.00%, 9/1/2027 (e)	3,035,000	3,117,695
Series 2026C, GO, 5.00%, 9/1/2031 (e)	1,875,000	2,053,360
Southeastern Pennsylvania Transportation Authority
Series 2020, Rev., 5.00%, 6/1/2026	240,000	240,000
Series 2022, Rev., 5.00%, 6/1/2026	150,000	150,000
Series 2020, Rev., 5.00%, 6/1/2028	30,000	31,313
Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Series 2017, Rev., 5.00%, 6/1/2026	70,000	70,000
State Public School Building Authority, The School District of the City of Harrisburg Project Series 2016A, Rev., A.G., 4.00%, 12/1/2026 (b)	15,000	15,095
Total Pennsylvania		297,338,979
Puerto Rico — 0.0% ^
Puerto Rico Public Finance Corp. (Puerto Rico)
Series 2001E, Rev., A.G. - CR, 6.00%, 8/1/2026 (b)	140,000	140,731
Series 2001E, Rev., AMBAC, 5.50%, 8/1/2027 (b)	1,155,000	1,192,484
Total Puerto Rico		1,333,215
Rhode Island — 0.9%
Bristol Warren Regional School District Series 2026 - 2, GO, BAN, 4.00%, 6/2/2027 (e)	30,000,000	30,363,447
Rhode Island Commerce Corp., Department of Transportation
Series 2016B, Rev., 5.00%, 6/15/2026	410,000	410,321
Series 2016B, Rev., 5.00%, 6/15/2027	435,000	435,721
Series 2016B, Rev., 5.00%, 6/15/2028	160,000	160,285
Series 2016B, Rev., 5.00%, 6/15/2029	1,110,000	1,112,209
Town of South Kingstown Series 2025-1, GO, BAN, 4.00%, 6/25/2026	25,000,000	25,020,062
Total Rhode Island		57,502,045

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — 1.0%
County Square Redevelopment Corp., Greenville South Carolina Project Series 2025, Rev., 5.00%, 4/1/2030	8,700,000	9,464,831
Greenville County School District Series 2025C, GO, SCSDE, 5.00%, 6/29/2026	195,000	195,298
Horry County School District Series 2024, GO, SCSDE, 5.00%, 3/1/2027	1,750,000	1,781,181
Lexington County Health Services District, Inc., Lexmed Obligated Group Series 2017, Rev., 5.00%, 11/1/2027	25,000	25,725
Parker Sewer and Fire Subdistrict, South Carolina Sewer System Series 2017, Rev., 4.00%, 4/1/2027 (b)	240,000	242,302
Piedmont Municipal Power Agency Series 2021B, Rev., 5.00%, 1/1/2027	915,000	926,494
South Carolina Jobs-Economic Development Authority Series CR-087, Rev., 5.00%, 8/15/2026 (b) (f)	475,000	476,940
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2025B-1, Rev., 5.00%, 11/1/2030 (c)	7,000,000	7,521,494
South Carolina Jobs-Economic Development Authority, Custodial Receipts CR 086 Series CR-086, Rev., 5.00%, 8/15/2026 (b) (f)	2,380,000	2,389,720
South Carolina Jobs-Economic Development Authority, Enerra South Carolina Project Series 2024, Rev., AMT, 3.70%, 12/1/2026 (c) (f)	4,700,000	4,697,377
South Carolina Public Service Authority
Series 2016A, Rev., 5.00%, 6/1/2026	110,000	110,000
Series 2016A, Rev., 5.00%, 12/1/2027	20,000	20,022
Series 2016A, Rev., 5.00%, 12/1/2029	225,000	225,250
Series 2016A, Rev., 5.00%, 12/1/2031	1,000,000	1,001,006
South Carolina Public Service Authority, Santee Cooper
Series 2022A, Rev., 5.00%, 12/1/2026	465,000	470,045
Series 2022B, Rev., A.G. - CR, 4.00%, 12/1/2029	3,500,000	3,631,295
South Carolina Transportation Infrastructure Bank
Series 2021B, Rev., 5.00%, 10/1/2026	210,000	211,663
Series 2021B, Rev., 5.00%, 10/1/2027	25,000	25,815
Spartanburg County School District No. 7 Series 2025, GO, BAN, SCSDE, 4.00%, 10/15/2026	31,000,000	31,152,567
Total South Carolina		64,569,025
South Dakota — 0.0% ^
Sioux Falls School District No. 49-5 Series 2018A, GO, 4.00%, 8/17/2026 (b)	20,000	20,051
South Dakota Conservancy District Series 2017B, Rev., 5.00%, 8/1/2030	1,260,000	1,293,871
Total South Dakota		1,313,922
Tennessee — 0.3%
City of Chattanooga Electric Series 2025, Rev., 5.00%, 9/1/2028	7,835,000	8,255,644
City of Memphis Electric System Series 2016, Rev., 5.00%, 12/1/2029	2,165,000	2,187,775
City of Memphis Gas System Series 2016, Rev., 5.00%, 12/1/2029	2,185,000	2,210,165
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (b)	1,500,000	1,642,890
Memphis-Shelby County Industrial Development Board
Series 2017B, Rev., 5.00%, 11/1/2026	120,000	121,096
Series 2017B, Rev., 5.00%, 11/1/2030	1,000,000	1,009,378
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Burning Tree Apartments Project Series 2025, Rev., FHA, 5.00%, 10/1/2027 (c)	250,000	256,369
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (c)	1,500,000	1,513,697
Metropolitan Government of Nashville and Davidson County
Series 2017, GO, 4.75%, 7/1/2026	30,000	30,052
Series 2016, GO, 5.00%, 7/1/2026	30,000	30,056
Series 2016, GO, 5.00%, 7/1/2026 (b)	75,000	75,140
Series 2018, GO, 5.00%, 7/1/2026	50,000	50,098

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Series 2017, GO, 4.00%, 7/1/2027	30,000	30,483
Rutherford County Health and Educational Facilities Board, Ascension Senior Credit Group Series 2025B1, Rev., 5.00%, 11/15/2030 (c)	2,075,000	2,241,658
State of Tennessee Series B, GO, 5.00%, 8/1/2026	40,000	40,153
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2026	500,000	503,489
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series 2015B, Rev., 5.00%, 11/1/2026	30,000	30,049
Series B, Rev., 5.00%, 11/1/2027	55,000	56,804
Total Tennessee		20,284,996
Texas — 10.8%
Alamo Regional Mobility Authority, Junior Lien Vehicle Registration Fee Series 2016, Rev., 5.00%, 6/15/2026	1,245,000	1,247,131
Allen Independent School District Series 2025A, GO, PSF-GTD, 5.00%, 2/15/2027	8,000,000	8,141,042
Arlington Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 2/15/2027	25,000	25,423
Board of Regents of the University of Texas System
Series 2016D, Rev., 5.00%, 8/15/2026	40,000	40,185
Series 2016H, Rev., 5.00%, 8/15/2026	25,000	25,115
Series 2016E, Rev., 5.00%, 8/15/2027	145,000	149,097
Series 2017C, Rev., 5.00%, 8/15/2027	55,000	56,554
Series 2019A, Rev., 5.00%, 8/15/2028	65,000	68,317
Series 2020C, Rev., 5.00%, 8/15/2028	80,000	84,082
Board of Regents of the University of Texas System, Financing System Series 2016E, Rev., 5.00%, 8/15/2026	30,000	30,139
Capital Area Housing Finance Corp., Redwood Apartments Series 2020, Rev., 3.20%, 1/1/2027 (c)	4,500,000	4,501,986
City of Austin
Series 2016, GO, 5.00%, 9/1/2026	25,000	25,141
Series 2023, GO, 5.00%, 9/1/2026	800,000	804,526
City of Austin Water and Wastewater System
Series 2024, Rev., 5.00%, 11/15/2026	375,000	378,821
Series 2024, Rev., 5.00%, 11/15/2027	180,000	186,242
Series 2024, Rev., 5.00%, 11/15/2028	1,500,000	1,586,599
Series 2021, Rev., 5.00%, 11/15/2029	250,000	269,216
City of Austin, Airport System Series 2017A, Rev., 5.00%, 11/15/2027	255,000	257,699
City of Bedford Series 2018, GO, 5.00%, 2/1/2027	2,225,000	2,257,114
City of Brownsville Utilities System Series 2025, Rev., A.G., 5.00%, 9/1/2028	1,250,000	1,309,567
City of Dallas
Series 2023A, GO, 5.00%, 2/15/2027	60,000	61,015
Series 2023A, GO, 5.00%, 2/15/2029	20,000	21,208
City of Dallas Waterworks and Sewer System
Series 2015A, Rev., 5.00%, 10/1/2027	2,260,000	2,263,951
Series 2015A, Rev., 5.00%, 10/1/2028	180,000	180,288
Series 2016A, Rev., 5.00%, 10/1/2030	1,000,000	1,007,227
City of Denton Series 2017, Rev., 5.00%, 12/1/2030	1,000,000	1,010,286
City of Denton, Utility System
Series 2017, Rev., 5.00%, 12/1/2027	115,000	116,227
Series 2017, Rev., 5.00%, 12/1/2029	70,000	70,759
City of El Paso
Series 2020A, GO, 5.00%, 8/15/2028	40,000	41,997
Series 2020A, GO, 5.00%, 8/15/2029	20,000	21,360
City of El Paso Water and Sewer Series 2019A, Rev., 5.00%, 3/1/2029	1,205,000	1,252,353

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Fort Worth
Series 2022, GO, 5.00%, 3/1/2027	310,000	315,724
Series 2025, GO, 5.00%, 3/1/2027	1,820,000	1,853,604
Series 2025, GO, 5.00%, 3/1/2028	1,610,000	1,679,919
Series 2025, GO, 5.00%, 3/1/2029	7,845,000	8,334,651
Series 2023, GO, 5.00%, 3/1/2030	25,000	27,071
City of Fort Worth, General Purpose Series 2023, GO, 5.00%, 3/1/2027	25,000	25,462
City of Frisco Series 2025C, GO, 5.00%, 2/15/2027	2,680,000	2,726,870
City of Georgetown Utility System Series 2026, Rev., 5.00%, 8/15/2031 (e)	1,000,000	1,101,804
City of Georgetown, Combination Tax
Series 2026, GO, 5.00%, 8/15/2028	1,960,000	2,060,437
Series 2026, GO, 5.00%, 8/15/2030	2,170,000	2,364,240
City of Houston
Series 2025, Rev., TRAN, 5.00%, 6/30/2026	23,300,000	23,343,406
Series 2016A, GO, 5.00%, 3/1/2027	2,315,000	2,319,279
Series 2016A, GO, 5.00%, 3/1/2028	595,000	596,122
Series 2019A, GO, 5.00%, 3/1/2028	65,000	67,811
Series 2021A, GO, 5.00%, 3/1/2028	20,000	20,865
Series 2017A, GO, 5.00%, 3/1/2029	2,680,000	2,725,534
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2025B, Rev., AMT, 5.25%, 7/15/2026	3,000,000	3,006,977
Series 2025B, Rev., AMT, 5.25%, 7/15/2027	2,625,000	2,671,900
Series 2025B, Rev., AMT, 5.25%, 7/15/2028	2,295,000	2,364,987
City of Houston Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2026	500,000	505,528
City of Houston, Airport System, Subordinate Lien
Series 2018B, Rev., 5.00%, 7/1/2026	225,000	225,339
Series 2018D, Rev., 5.00%, 7/1/2026	300,000	300,453
Series 2020B, Rev., 5.00%, 7/1/2026	125,000	125,189
Series 2018B, Rev., 5.00%, 7/1/2027	25,000	25,622
Series 2020B, Rev., 5.00%, 7/1/2027	50,000	51,243
Series 2023B, Rev., A.G., 5.00%, 7/1/2028	35,000	36,693
City of Houston, Combined Utility System Series 2017B, Rev., 5.00%, 11/15/2027	135,000	139,858
City of Houston, Combined Utility System, First Lien
Series 2018C, Rev., VRDO, LIQ : Bank of America NA, 1.59%, 6/10/2026 (c)	40,000,000	40,000,000
Series 2015D, Rev., 5.00%, 11/15/2026	25,000	25,085
Series 2021A, Rev., 5.00%, 11/15/2026	65,000	65,719
Series 2024A, Rev., 5.00%, 11/15/2026	1,000,000	1,011,057
Series 2017B, Rev., 5.00%, 11/15/2028	45,000	46,364
Series 2016B, Rev., 5.00%, 11/15/2029	2,130,000	2,152,683
Series 2018D, Rev., 5.00%, 11/15/2030	2,675,000	2,808,531
City of Houston, Combined Utility System, Junior Lien Series 1998A, Rev., A.G., Zero Coupon, 12/1/2028 (b)	1,015,000	944,435
City of Houston, Combined Utility System, Subordinate Lien Series 2016B, Rev., 5.00%, 11/15/2026	50,000	50,553
City of Lubbock Series 2026, GO, 5.00%, 2/15/2029	6,000,000	6,373,831
City of Lubbock, Electric Light and Power System Series 2021, Rev., 5.00%, 4/15/2028	75,000	78,233
City of Missouri City Series 2016, GO, 5.00%, 6/15/2026	25,000	25,020
City of Plano Waterworks and Sewer System Series 2026, Rev., 5.00%, 5/1/2030 (e)	1,250,000	1,352,832
City of San Antonio

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2024, GO, 5.00%, 2/1/2027	455,000	462,508
Series 2016, GO, 5.00%, 2/1/2028	105,000	105,400
Series 2024, GO, 5.00%, 2/1/2028	150,000	155,679
Series 2020, GO, 5.00%, 8/1/2029	1,035,000	1,109,198
City of San Antonio Electric and Gas Systems
Series 2025B, Rev., 5.00%, 2/1/2027	9,480,000	9,633,892
Series 2016, Rev., 5.00%, 2/1/2028	1,270,000	1,274,773
Series 2025B, Rev., 5.00%, 2/1/2029	4,000,000	4,237,206
Series 2016, Rev., 5.00%, 2/1/2030	2,000,000	2,006,923
City of San Antonio, Combination Tax Series 2024, GO, 5.00%, 2/1/2028	1,000,000	1,037,863
City of San Antonio, Drainage Utility System Series 2013, Rev., 5.00%, 2/1/2027	50,000	50,084
City of San Antonio, Electric and Gas Systems Series 2024D, Rev., 5.00%, 2/1/2029	1,500,000	1,588,952
City of San Antonio, General Improvement Series 2019, GO, 5.00%, 8/1/2029	90,000	96,452
Clifton Higher Education Finance Corp., Idea Public Schools
Series 2025, Rev., PSF-GTD, 5.00%, 8/15/2027	1,650,000	1,691,387
Series 2025, Rev., PSF-GTD, 5.00%, 8/15/2028	1,850,000	1,935,199
Collin County Community College District
Series 2018, GO, 5.00%, 8/15/2026	1,015,000	1,019,625
Series 2018, GO, 5.00%, 8/15/2027	50,000	51,380
Series 2020A, GO, 5.00%, 8/15/2028	50,000	52,496
Colorado River Municipal Water District
Series 2017, Rev., 5.00%, 1/1/2027	50,000	50,639
Series 2017, Rev., 5.00%, 1/1/2028	125,000	129,399
Series 2017, Rev., 5.00%, 1/1/2029	20,000	20,672
Comal Independent School District, Unlimited Tax
Series 2025, GO, PSF-GTD, 5.00%, 2/1/2027	6,580,000	6,685,936
Series 2025, GO, PSF-GTD, 5.00%, 2/1/2028	12,170,000	12,665,230
Series 2025, GO, PSF-GTD, 5.00%, 2/1/2029	3,390,000	3,596,242
County of Bastrop, Combination Tax Series 2024, GO, 5.00%, 8/1/2026	500,000	501,803
County of Bexar
Series 2017, GO, 5.00%, 6/15/2026 (b)	245,000	245,213
Series 2017, GO, 5.00%, 6/15/2026	1,115,000	1,115,963
Series A, GO, 5.00%, 6/15/2026 (b)	520,000	520,452
County of Bexar, Limited Tax
Series 2017, GO, 5.00%, 6/15/2026 (b)	425,000	425,370
Series 2017, GO, 5.00%, 6/15/2027	3,025,000	3,030,026
County of Denton
Series 2019A, GO, 5.00%, 7/15/2026	35,000	35,096
Series 2026, GO, 5.00%, 7/15/2027 (e)	1,300,000	1,332,568
County of Denton, Permanent Improvement Series 2017, GO, 5.00%, 7/15/2027	20,000	20,058
County of El Paso Series 2025, GO, 5.00%, 8/15/2026	125,000	125,553
County of Fort Bend, Unlimited Tax Series B, GO, 5.00%, 3/1/2028	25,000	25,046
County of Harris
Series 2020A, GO, 5.00%, 10/1/2026	50,000	50,409
Series 2021A, GO, 5.00%, 10/1/2026	1,000,000	1,008,176
Series 2022A, GO, 5.00%, 10/1/2026	150,000	151,226
Series 2023A, Rev., 5.00%, 8/15/2027	2,230,000	2,293,440
Series 2022A, GO, 5.00%, 8/15/2029	1,655,000	1,775,953

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
County of Harris Toll Road, First Lien
Series 2021, Rev., 5.00%, 8/15/2026	80,000	80,372
Series 2023A, Rev., 5.00%, 8/15/2026	40,000	40,186
County of Harris, First Lien Series 2024A, Rev., 5.00%, 8/15/2026	325,000	326,512
County of Harris, Senior Lien
Series 2015B, Rev., 5.00%, 8/15/2026	60,000	60,100
Series 2016A, Rev., 5.00%, 8/15/2027	310,000	311,371
County of Harris, Toll Road, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2028	40,000	40,157
County of Hays Series 2017, GO, 5.00%, 2/15/2028	115,000	116,768
County of Montgomery
Series 2025A, GO, 5.00%, 3/1/2027	4,500,000	4,577,344
Series 2025A, GO, 5.00%, 3/1/2028	8,000,000	8,323,636
Series 2025A, GO, 5.00%, 3/1/2029	3,735,000	3,967,101
County of Travis Series 2026, GO, 5.00%, 3/1/2028	9,165,000	9,532,565
County of Williamson, Limited Tax Series 2024, GO, 5.00%, 2/15/2030	210,000	226,296
Cypress-Fairbanks Independent School District, Unlimited Tax
Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2027	20,000	20,324
Series 2026, GO, PSF-GTD, 5.00%, 2/15/2027	11,500,000	11,686,500
Series 2026, GO, PSF-GTD, 5.00%, 2/15/2028	6,440,000	6,695,014
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2029	11,000,000	11,681,223
Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2030	5,560,000	6,011,135
Dallas Area Rapid Transit, Rev., 5.00%, 12/1/2028	30,000	31,694
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	475,000	491,633
Dallas Fort Worth International Airport
Series 2020A, Rev., 5.00%, 11/1/2026	30,000	30,292
Series 2023B, Rev., 5.00%, 11/1/2026	1,600,000	1,615,620
Series 2022B, Rev., 5.00%, 11/1/2027	35,000	36,183
Series 2023B, Rev., 5.00%, 11/1/2027	1,500,000	1,550,696
Series 2020A, Rev., 5.00%, 11/1/2028	75,000	79,121
Series 2020B, Rev., 5.00%, 11/1/2028	75,000	79,121
Series 2023B, Rev., 5.00%, 11/1/2028	1,025,000	1,081,327
Series 2025A-1, Rev., AMT, 5.00%, 11/1/2028	4,000,000	4,191,066
Series 2025A-1, Rev., AMT, 5.00%, 11/1/2029	5,000,000	5,319,617
Series 2025A-1, Rev., AMT, 5.00%, 11/1/2030	10,000,000	10,784,535
Fort Worth Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 2/15/2027	7,500,000	7,628,516
Frisco Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 4.00%, 8/15/2028	5,000,000	5,043,988
Harris County Cultural Education Facilities Finance Corp., Children's Hospital Series 2015-1, Rev., 5.00%, 10/1/2026	1,850,000	1,851,896
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019B-3, Rev., 5.00%, 12/1/2026 (c)	2,970,000	3,003,941
Series 2020C-3, Rev., 5.00%, 12/1/2026 (c)	3,050,000	3,084,855
Series 2024C, Rev., 5.00%, 7/1/2029 (c)	10,000,000	10,549,833
Series 2019A, Rev., 5.00%, 12/1/2029	90,000	96,692
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital Series 2015-1, Rev., 5.00%, 10/1/2029	40,000	40,043
Harris County Flood Control District
Series 2025, GO, 5.00%, 9/15/2026	80,000	80,530
Series 2025A, GO, 5.00%, 9/15/2030	2,400,000	2,616,306

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Harris County Health Facilities Development Corp., Sisters of Charity of the Incarnate Word Series 1997B, Rev., 5.75%, 7/1/2027 (b)	3,170,000	3,215,320
Houston City College Series 2016, Rev., 5.00%, 4/15/2027	1,415,000	1,417,331
Houston Independent School District, Limited Tax
Series 2025B, GO, PSF-GTD, 5.00%, 2/15/2027	6,750,000	6,869,004
Series 2026, GO, PSF-GTD, 5.00%, 2/15/2027	7,000,000	7,123,411
Series 2026, GO, PSF-GTD, 5.00%, 2/15/2028	6,000,000	6,250,885
Humble Independent School District, Unlimited Tax Series 2026B, GO, 5.00%, 2/15/2027	1,675,000	1,702,519
Hurst-Euless-Bedford Independent School District Series 2024, GO, PSF-GTD, 5.00%, 8/15/2026	2,500,000	2,511,372
Irving Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 2/15/2029	4,500,000	4,778,682
Lewisville Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	925,000	929,092
Series 2025, GO, PSF-GTD, 5.00%, 8/15/2026	2,600,000	2,611,501
Series 2016A, GO, PSF-GTD, 4.00%, 8/15/2027	100,000	100,094
Series 2019, GO, PSF-GTD, 5.00%, 8/15/2031	1,625,000	1,699,814
Lone Star College System, Limited Tax Series 2021A, GO, 5.00%, 2/15/2027	1,275,000	1,296,433
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2020, Rev., 5.00%, 5/15/2027	20,000	20,439
Series 2022, Rev., 5.00%, 5/15/2027	20,000	20,439
Series 2019, Rev., 5.00%, 5/15/2028	185,000	192,758
Series 2022, Rev., 5.00%, 5/15/2028	50,000	52,097
Series 2023, Rev., A.G., 5.00%, 5/15/2028	80,000	83,542
Series 2021, Rev., 5.00%, 5/15/2029	20,000	21,272
Series 2023, Rev., A.G., 5.00%, 5/15/2029	100,000	106,506
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series 2018, Rev., 5.00%, 11/1/2026	575,000	580,556
Series A, Rev., 5.00%, 11/1/2026	180,000	181,739
Series 2026, Rev., 5.00%, 11/1/2028	14,965,000	15,801,915
Series 2018, Rev., 5.00%, 11/1/2029	1,000,000	1,054,539
Mission Economic Development Corp., Republic Services, Inc., Project Series 2020A, Rev., AMT, VRDO, 2.95%, 8/3/2026 (c)	6,500,000	6,500,000
New Hope Cultural Education Facilities Finance Corp., Student Housing Texas A&M University Series 2017A, Rev., 5.00%, 4/1/2027 (b)	25,000	25,486
North Harris County Regional Water Authority, Senior Lien
Series 2016, Rev., 5.00%, 12/15/2027	110,000	111,323
Series 2016, Rev., 5.00%, 12/15/2028	695,000	703,322
Series 2016, Rev., 5.00%, 12/15/2029	35,000	35,408
North Texas Municipal Water District Water System
Series 2016, Rev., 5.00%, 9/1/2026	145,000	145,846
Series 2025, Rev., 5.00%, 9/1/2026	50,000	50,292
Series 2021A, Rev., 5.00%, 9/1/2029	25,000	26,830
Series 2020, Rev., 4.00%, 9/1/2031	1,000,000	1,031,182
North Texas Tollway Authority, First Tier
Series 2025A, Rev., 5.00%, 1/1/2027	1,750,000	1,774,697
Series 2019A, Rev., 5.00%, 1/1/2028	50,000	51,941
Series 2024A, Rev., 5.00%, 1/1/2029	4,635,000	4,910,477
North Texas Tollway Authority, Second Tier
Series 2019B, Rev., 5.00%, 1/1/2027	235,000	237,906

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2019B, Rev., 5.00%, 1/1/2028	50,000	51,704
Series 2019B, Rev., 5.00%, 1/1/2029	405,000	428,446
Series 2024B, Rev., 5.00%, 1/1/2030	2,000,000	2,152,867
Nueces River Authority Series 2015, Rev., 5.00%, 7/15/2027	20,000	20,129
Pasadena Independent School District
Series 2019, GO, PSF-GTD, 5.00%, 2/15/2027	20,000	20,343
Series 2023B, GO, 5.00%, 2/15/2027	1,550,000	1,576,012
Permanent University Fund - Texas A&M University System Series 2023, Rev., 5.00%, 7/1/2026	45,000	45,087
Plano Independent School District, Unlimited Tax
Series 2023, GO, 5.00%, 2/15/2027	110,000	111,807
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2027	5,500,000	5,591,137
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2028	9,000,000	9,365,582
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2029	2,700,000	2,874,496
Richardson Independent School District, Unlimited Tax
Series 2026, GO, PSF-GTD, 5.00%, 2/15/2027 (e)	2,425,000	2,464,439
Series 2021, GO, PSF-GTD, 4.00%, 2/15/2031	1,830,000	1,901,255
Round Rock Independent School District Series 2016, GO, PSF-GTD, 5.00%, 8/1/2026 (b)	30,000	30,107
San Antonio Independent School District Series 2019, GO, PSF-GTD, 5.00%, 8/15/2027	60,000	61,758
San Antonio Public Facilities Corp., Convention Center Facility Project Series 2022, Rev., 5.00%, 9/15/2028	50,000	52,250
San Antonio Water System, Junior Lien
Series 2020A, Rev., 5.00%, 5/15/2028	60,000	62,761
Series 2021A, Rev., 5.00%, 5/15/2028	40,000	41,841
Series 2020A, Rev., 5.00%, 5/15/2029	30,000	32,022
San Antonio Water System, Subordinate Lien Series 2024A, Rev., VRDO, LIQ : Truist Bank, 2.90%, 6/1/2026 (c)	33,300,000	33,300,000
San Jacinto Community College District, Limited Tax
Series 2026, GO, 5.00%, 2/15/2029	5,100,000	5,408,143
Series 2026, GO, 5.00%, 2/15/2030	4,725,000	5,100,305
Socorro Independent School District, Unlimited Tax Series B, GO, PSF-GTD, 5.00%, 8/15/2030	1,045,000	1,073,271
Spring Independent School District, Unlimited Tax
Series 2017A, GO, 5.00%, 8/15/2028	40,000	40,174
Series 2024B, GO, 5.00%, 8/15/2029	500,000	533,680
State of Texas, College Student Loan Series 2013B, GO, AMT, 4.13%, 8/1/2030	2,350,000	2,351,133
State of Texas, Public Finance Authority
Series A, GO, 5.00%, 10/1/2026	35,000	35,277
Series 2017A, GO, 5.00%, 10/1/2027	2,070,000	2,137,468
State of Texas, Transportation Commission Mobility Fund
Series 2024, GO, 5.00%, 10/1/2027	3,525,000	3,639,891
Series 2024, GO, 5.00%, 10/1/2028	8,510,000	8,968,752
Series 2024, GO, 5.00%, 10/1/2030	1,845,000	2,007,765
State of Texas, Veterans
Series 2011C, GO, VRDO, LIQ : FHLB, 1.55%, 6/10/2026 (c)	10,020,000	10,020,000
Series 2013A, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.70%, 6/10/2026 (c)	8,580,000	8,580,000
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.70%, 6/10/2026 (c)	13,875,000	13,875,000
Tarrant County College District Series 2022, GO, 5.00%, 8/15/2027	60,000	61,736
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (c)	1,700,000	1,826,861
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025B, Rev., 5.00%, 11/15/2029 (c)	19,875,000	21,186,353

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2012B, Rev., VRDO, 1.55%, 6/10/2026 (c)	42,920,000	42,920,000
Tarrant Regional Water District Water Supply System
Series 2026, Rev., 5.00%, 3/1/2027	6,600,000	6,716,904
Series 2026, Rev., 5.00%, 3/1/2028	15,065,000	15,682,340
Series 2026, Rev., 5.00%, 3/1/2029	23,790,000	25,298,976
Series 2026, Rev., 5.00%, 3/1/2030	4,395,000	4,756,956
Texas A&M University, Financing System
Series 2017C, Rev., 5.00%, 5/15/2027	20,000	20,467
Series 2017C, Rev., 5.00%, 5/15/2028	80,000	81,817
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (c)	4,025,000	4,030,115
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023A, Rev., 5.50%, 1/1/2030 (c)	21,550,000	22,765,883
Texas State Technical College Series 2022A, Rev., A.G., 5.00%, 8/1/2028	135,000	141,512
Texas State University System
Series 2017A, Rev., 5.00%, 3/15/2027	20,000	20,358
Series 2026A, Rev., 5.00%, 3/15/2027	2,570,000	2,616,000
Series 2026A, Rev., 5.00%, 3/15/2028	5,435,000	5,653,381
Texas Transportation Commission Series 2026, GO, 5.00%, 4/1/2028	4,550,000	4,753,208
Texas Water Development Board
Series A, Rev., 5.00%, 4/15/2027	115,000	115,208
Series 2019, Rev., 5.00%, 8/1/2027	125,000	128,579
Series A, Rev., 5.00%, 10/15/2027	20,000	20,036
Texas Water Development Board, State Revolving Fund
Series 2019, Rev., 5.00%, 8/1/2026	100,000	100,392
Series 2020, Rev., 5.00%, 8/1/2027	85,000	87,433
Series 2018, Rev., 5.00%, 8/1/2028	30,000	30,855
Series 2019, Rev., 5.00%, 8/1/2028	75,000	78,928
Texas Water Development Board, State Water Implementation Fund
Series A, Rev., 5.00%, 10/15/2026	765,000	766,346
Series 2018B, Rev., 5.00%, 10/15/2027	295,000	304,938
Series 2023A, Rev., 5.00%, 10/15/2029	40,000	43,126
Texas Water Development Board, Water Implementation, Master Trust Series 2018B, Rev., 5.00%, 4/15/2031	1,120,000	1,178,048
Texas Woman's University Series 2022A, Rev., 5.00%, 7/1/2027	20,000	20,471
Trinity River Authority Central Regional Wastewater System
Series 2017, Rev., 5.00%, 8/1/2027	2,000,000	2,055,996
Series 2021, Rev., 5.00%, 8/1/2028	70,000	73,434
Trinity River Authority, Central Regional Wastewater System Series 2017, Rev., 5.00%, 8/1/2029	190,000	195,006
University of Houston
Series 2016A, Rev., 4.00%, 2/15/2027	75,000	75,071
Series 2022A, Rev., 5.00%, 2/15/2027	30,000	30,492
Series 2017C, Rev., 5.00%, 2/15/2028	5,000	5,009
Series 2020A, Rev., 5.00%, 2/15/2028	30,000	31,149
Series 2017A, Rev., 5.00%, 2/15/2030	325,000	325,455
Via Metropolitan Transit Series 2017, Rev., 5.00%, 7/15/2026	45,000	45,131
Total Texas		689,164,036
Utah — 0.2%
City of Salt Lake City Series 2021A, Rev., AMT, 5.00%, 7/1/2031	3,400,000	3,691,002
County of Utah, IHC Health Services, Inc. Series 2020B-2, Rev., 5.00%, 8/1/2026 (c)	2,365,000	2,372,163

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — continued
Intermountain Power Agency, Utah Power Supply Series 2023A, Rev., 5.00%, 7/1/2030	130,000	141,067
Ogden City School District, Utah School Board Guaranty Act Series 2021, GO, 5.00%, 6/15/2027	50,000	51,248
State of Utah, GO, 5.00%, 7/1/2026	115,000	115,220
University of Utah (The) Series 2022B, Rev., 5.00%, 8/1/2026	20,000	20,078
Utah Associated Municipal Power Systems, Horse Butte Wind Project Series 2017A, Rev., 5.00%, 9/1/2026	825,000	829,134
Utah Board of Higher Education, University of Utah Auxiliary and Campus Facilities Series 1998A, Rev., NATL - RE, 5.50%, 4/1/2029	8,120,000	8,507,382
Utah Telecommunication Open Infrastructure Agency Series 2022, Rev., 5.00%, 6/1/2026	20,000	20,000
Total Utah		15,747,294
Virginia — 1.6%
Arlington County Industrial Development Authority, Multi-Family Housing Barcroft- Charlie 2 and Barcroft Bravo 5 Series 2025, Rev., 3.10%, 2/1/2027 (c)	5,300,000	5,300,037
City of Alexandria Series 2025, GO, 5.00%, 12/15/2026	3,600,000	3,647,163
City of Lynchburg Series 2024, GO, 5.00%, 6/1/2026	30,000	30,000
City of Norfolk Series 2023A, GO, 5.00%, 9/1/2026	50,000	50,290
City of Richmond Series 2017D, GO, 5.00%, 3/1/2027	45,000	45,819
City of Richmond Public Utility Series 2026B, Rev., 5.00%, 1/15/2028 (e)	12,615,000	13,090,641
Fairfax County Economic Development Authority, Silver Line Phase I Project Series 2016, Rev., 5.00%, 4/1/2027	20,000	20,035
Hampton Roads Sanitation District Series 2016A, Rev., 5.00%, 8/1/2026 (b)	30,000	30,117
Hampton Roads Sanitation District, Subordinate Wastewater Series 2016A, Rev., 5.00%, 8/1/2026 (b)	55,000	55,215
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (b)	20,135,000	20,171,696
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008A, Rev., 3.13%, 10/1/2030 (c)	2,000,000	1,994,112
Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020D, Rev., 5.00%, 7/1/2030 (c)	4,100,000	4,382,190
Virginia College Building Authority Educational Facilities, 21st Century College and Equipment Programs
Series 2017E, Rev., 5.00%, 2/1/2027	45,000	45,723
Series 2023A, Rev., 5.00%, 2/1/2027	195,000	198,132
Series 2020A, Rev., 5.00%, 2/1/2028	20,000	20,812
Series 2017E, Rev., 5.00%, 2/1/2029	285,000	296,100
Series 2017E, Rev., 5.00%, 2/1/2030	1,815,000	1,885,072
Virginia Commonwealth Transportation Board, Federal Highway Transportation
Series 2016, Rev., GAN, 5.00%, 3/15/2028	70,000	70,470
Series 2016, Rev., GAN, 5.00%, 9/15/2028	2,115,000	2,129,163
Virginia Commonwealth Transportation Board, Federal Transportation Series 2017, Rev., GAN, 5.00%, 9/15/2028	1,345,000	1,387,101
Virginia Commonwealth University Series 2020A, Rev., 5.00%, 11/1/2026	55,000	55,493
Virginia Port Authority Series 2016B, Rev., AMT, 5.00%, 7/1/2026 (b)	8,755,000	8,768,352
Virginia Public Building Authority
Series 2020B, Rev., 5.00%, 8/1/2026	20,000	20,080
Series 2017A, Rev., 5.00%, 8/1/2027	50,000	51,449
Virginia Public School Authority, Prince William County Series 2016, Rev., 5.00%, 8/1/2029	3,185,000	3,197,475
Winchester Economic Development Authority, Valley Health System Obligated Group
Series 2024B-1, Rev., VRDO, LOC : Truist Bank, 2.90%, 6/1/2026 (c)	20,965,000	20,965,000
Series 2024B-2, Rev., VRDO, LOC : Truist Bank, 2.90%, 6/1/2026 (c)	15,000,000	15,000,000
Total Virginia		102,907,737
Washington — 2.7%
Central Puget Sound Regional Transit Authority Series 2016 S-1, Rev., 5.00%, 11/1/2026	25,000	25,258
City of Bellevue, GO, 4.00%, 6/29/2026	5,440,000	5,445,074

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
City of Seattle Drainage and Wastewater System Improvement Series 2017, Rev., 5.00%, 7/1/2027	55,000	56,436
City of Seattle Municipal Light and Power
Series 2020A, Rev., 5.00%, 7/1/2026	85,000	85,162
Series 2016B, Rev., 5.00%, 4/1/2027	105,000	105,119
Rev., 5.00%, 7/1/2027	25,000	25,653
City of Seattle Water System Series 2021, Rev., 5.00%, 8/1/2027	35,000	35,984
City of Seattle, Limited Tax Series 2022A, GO, 4.00%, 9/1/2028	25,000	25,770
Clark County Public Utility District No. 1 Electric Series 2024, Rev., 5.00%, 1/1/2029	675,000	714,698
County of King
Series 2017, GO, 5.00%, 7/1/2026	100,000	100,196
Series 2016B, Rev., 5.00%, 7/1/2027	20,000	20,056
County of King Sewer
Series 2018B, Rev., 5.00%, 7/1/2026	350,000	350,685
Series 2025A, Rev., 5.00%, 7/1/2027	3,775,000	3,876,042
Series 2025A, Rev., 5.00%, 7/1/2028	2,800,000	2,941,994
County of King, Limited Tax Series 2024A, GO, 5.00%, 7/1/2026	60,000	60,117
Energy Northwest Series 2016-A, Rev., 5.00%, 7/1/2026 (b)	40,000	40,075
Energy Northwest, Columbia Generating Station
Series 2026A, Rev., 5.00%, 7/1/2028	6,000,000	6,303,023
Series 2025A, Rev., 5.00%, 7/1/2029	3,850,000	4,126,351
Energy Northwest, Project 1
Series 2017A, Rev., 5.00%, 7/1/2026 (b)	120,000	120,224
Series 2022-A, Rev., 5.00%, 7/1/2026 (b)	130,000	130,242
Series 2024B, Rev., 5.00%, 7/1/2026 (b)	3,600,000	3,606,714
Series 2024B, Rev., 5.00%, 7/1/2027	1,500,000	1,537,388
Series 2025A, Rev., 5.00%, 7/1/2027	2,900,000	2,972,284
Series 2025A, Rev., 5.00%, 7/1/2028	4,000,000	4,202,015
Energy Northwest, Project 3 Electric
Series 2016-A, Rev., 5.00%, 7/1/2026	1,850,000	1,853,450
Series 2018C, Rev., 5.00%, 7/1/2026 (b)	385,000	385,718
Series 2026A, Rev., 5.00%, 7/1/2027	7,500,000	7,686,940
FYI Properties, State of Washington District Project Series 2019, Rev., 5.00%, 6/1/2026	375,000	375,000
Port of Seattle, Intermediate Lien
Series 2022A, Rev., 5.00%, 8/1/2026	225,000	225,839
Series 2016, Rev., 5.00%, 2/1/2027	30,000	30,133
Series C, Rev., AMT, 5.00%, 4/1/2027	2,100,000	2,102,292
Series A, Rev., 5.00%, 5/1/2027	100,000	102,145
Series 2016, Rev., 5.00%, 2/1/2028	80,000	80,090
Series 2022A, Rev., 5.00%, 8/1/2028	70,000	73,575
Series 2016, Rev., 5.00%, 2/1/2029	30,000	30,035
Series 2022A, Rev., 5.00%, 8/1/2029	90,000	96,556
Public Utility District No. 1 of Lewis County, Cowlitz Falls Hydroelec Project Series 2013, Rev., 5.25%, 10/1/2028	2,290,000	2,305,715
State of Washington
Series 2019D, COP, 5.00%, 7/1/2026	205,000	205,353
Series R-2020 D, GO, 5.00%, 7/1/2026	25,000	25,048
Series R-2025B, GO, 5.00%, 7/1/2026	10,000,000	10,018,998
Series 2024A, COP, 5.00%, 1/1/2027	200,000	202,816

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
State of Washington Motor Vehicle Fuel Tax
Series R-2026B, GO, 5.00%, 7/1/2027	9,375,000	9,619,227
Series R-2026D, GO, 5.00%, 8/1/2027	10,000,000	10,280,448
State of Washington, Various Purpose
Series R 2025 A, GO, 4.00%, 7/1/2026	20,000	20,022
Series R-2022C, GO, 4.00%, 7/1/2026	20,000	20,021
Series 2020A, GO, 5.00%, 8/1/2026	25,000	25,096
Series R-2018 D, GO, 5.00%, 8/1/2026	25,000	25,096
Series 2025C, GO, 5.00%, 2/1/2027	2,065,000	2,097,750
Series R-2022C, GO, 4.00%, 7/1/2027	15,025,000	15,256,932
Series 2024A, GO, 5.00%, 8/1/2028	1,010,000	1,062,497
Series R-2018C, GO, 5.00%, 8/1/2028	3,330,000	3,423,400
Series R-2026A, GO, 5.00%, 7/1/2029	53,535,000	57,361,264
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (c)	10,115,000	10,123,240
Washington Health Care Facilities Authority, Providence Health and Services Series 2012A, Rev., 5.00%, 10/1/2026	1,030,000	1,030,705
Total Washington		173,051,961
West Virginia — 0.3%
West Virginia Commissioner of Highways
Series 2017A, Rev., 5.00%, 9/1/2027	140,000	144,032
Series 2017A, Rev., 5.00%, 9/1/2028	180,000	185,222
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Nucor Steel Project Series 2025B-1, Rev., AMT, VRDO, 1.90%, 6/10/2026 (c)	20,900,000	20,900,000
Total West Virginia		21,229,254
Wisconsin — 1.2%
City of De Pere Series 2013A, GO, 3.38%, 12/1/2026	160,000	160,040
City of Madison
Series 2019A, GO, 4.00%, 10/1/2026	1,865,000	1,873,011
Series 2021A, GO, 4.00%, 10/1/2026	20,000	20,086
County of Dane
Series 2025A, GO, 4.00%, 6/1/2027	40,000	40,574
Series 2025A, GO, 4.00%, 6/1/2030	4,050,000	4,257,543
Milwaukee Metropolitan Sewerage District Series 2025H, GO, 5.00%, 10/1/2026	9,890,000	9,967,998
PMA Levy and Aid Anticipation Notes Program Series 2025B, Rev., 5.00%, 9/24/2026	6,000,000	6,036,466
Public Finance Authority, Duke Energy Progress Project Series 2022B, Rev., AMT, 4.00%, 10/1/2030 (c)	1,250,000	1,269,917
Public Finance Authority, Waste Management, Inc. Project Series 2017A-3, Rev., AMT, VRDO, 2.95%, 8/3/2026 (c)	2,750,000	2,750,000
State of Wisconsin
Series 2017-3, GO, 5.00%, 11/1/2026	70,000	70,701
Series 2024-1, GO, 5.00%, 5/1/2027	1,450,000	1,482,561
Series 2025-2, GO, 5.00%, 5/1/2027	4,000,000	4,089,822
Series 2021A, GO, 5.00%, 5/1/2029	5,115,000	5,342,816
Series 2025-2, GO, 5.00%, 5/1/2029	1,500,000	1,602,802
Series 2025A, GO, 5.00%, 5/1/2030	1,410,000	1,536,387
State of Wisconsin, Environmental Improvement Fund Series 2018A, Rev., 5.00%, 6/1/2026	25,000	25,000
Stevens Point Area Public School District Series 2019, GO, 3.50%, 4/1/2027 (b)	1,000,000	1,007,402
Wisconsin Center District Series 2026, Rev., 5.00%, 12/15/2029	2,000,000	2,152,402
Wisconsin Department of Transportation
Series 2017-1, Rev., 5.00%, 7/1/2027	65,000	66,736

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Series 2017-2, Rev., 5.00%, 7/1/2027	30,000	30,801
Series 2024-2, Rev., 5.00%, 7/1/2027	1,205,000	1,237,175
Series 2025-1, Rev., 5.00%, 7/1/2029	3,000,000	3,217,367
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-2, Rev., 5.00%, 6/24/2026 (c)	1,780,000	1,782,354
Series 2018C1, Rev., 5.00%, 7/29/2026 (c)	1,400,000	1,404,693
Series 2018B-3, Rev., 5.00%, 6/22/2029 (c)	4,500,000	4,769,545
Series 2018C-4, Rev., 5.00%, 6/22/2029 (c)	7,800,000	8,246,993
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group
Series 2016A, Rev., 5.00%, 11/15/2027	50,000	50,045
Series 2016A, Rev., 5.00%, 11/15/2029	400,000	401,385
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 5.00%, 11/15/2026	2,050,000	2,052,203
Series 2016A, Rev., 5.00%, 11/15/2028	150,000	150,518
Series 2016A, Rev., 5.00%, 11/15/2030	3,810,000	3,823,177
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health, Inc. Series B-2, Rev., 5.00%, 8/15/2026 (b) (c)	5,530,000	5,556,040
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Services, Inc. Series 2018, Rev., 5.00%, 4/1/2028	65,000	67,570
Total Wisconsin		76,542,130
Total Municipal Bonds (Cost $6,151,883,216)		6,155,991,642
	SHARES
Short-Term Investments — 7.0%
Investment Companies — 7.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.90% (g) (h) (Cost $450,806,540)	450,768,130	450,813,206
Total Investments — 103.1% (Cost $6,602,689,756)		6,606,804,848
Liabilities in Excess of Other Assets — (3.1)%		(198,071,841)
NET ASSETS — 100.0%		6,408,733,007

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation
XLCA	Insured by XL Capital Assurance

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2026.

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$6,155,991,642	$—	$6,155,991,642
Short-Term Investments
Investment Companies	450,813,206	—	—	450,813,206
Total Investments in Securities	$450,813,206	$6,155,991,642	$—	$6,606,804,848

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.90% (a) (b)	$820,987,514	$635,943,858	$1,006,118,166	$—	$—	$450,813,206	450,768,130	$4,679,263	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.